File No. 33-51875     CIK #896963

                       SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D. C. 20549-1004
                   POST-EFFECTIVE AMENDMENT NO. 6 TO FORM S-6

              For Registration under the Securities Act of 1933 of
               Securities of Unit Investment Trusts Registered on
                                  Form N-8B-2

             VAN KAMPEN MERRITT EQUITY OPPORTUNITY TRUST, SERIES 5
                             (Exact Name of Trust)

                             VAN KAMPEN FUNDS INC.
                           (Exact Name of Depositor)

                               One Parkview Plaza
                        Oakbrook Terrace, Illinois 60181

         (Complete address of Depositor's principal executive offices)


  VAN KAMPEN FUNDS INC.                               CHAPMAN AND CUTLER
  Attention: A. Thomas Smith III, General Counsel     Attention: Mark J. Kneedy
  One Parkview Plaza                                  111 West Monroe Street
  Oakbrook Terrace, Illinois 60181                    Chicago, Illinois 60603
               (Name and complete address of agents for service)

     ( X ) Check if it is proposed that this filing will become effective on April 24, 2000 pursuant to paragraph (b) of Rule 485.


VAN KAMPEN MERRITT EQUITY OPPORTUNITY TRUST, SERIES 5
Van Kampen Merritt Global Energy Trust, Series 1

--------------------------------------------------------------------------------

                               PROSPECTUS PART ONE

 NOTE: Part One of this Prospectus may not be distributed unless accompanied by Part Two. Please retain both parts of this Prospectus for future reference.

--------------------------------------------------------------------------------

                                    THE TRUST
         The above-named series of Van Kampen Merritt Equity Opportunity Trust, Series 5 (the "Fund") is comprised of one unit investment trust, Van Kampen Merritt Global Energy Trust, Series 1 (the "Trust" or "Global Energy Trust"). The Global Energy Trust offers investors the opportunity to purchase Units representing proportionate interests in a fixed, diversified portfolio of equity securities primarily issued by companies diversified within the energy industry including common stocks of foreign issuers, all of which are in American Depository Receipt from ("ADRs"). Unless terminated earlier, the Trust will terminate on August 15, 2001 and any securities then held will, within a reasonable time thereafter, be liquidated or distributed by the Trustee. Any Securities liquidated at termination will be sold at the then current market value for such Securities; therefore, the amount distributable in cash to a Unitholder upon termination may be more or less than the amount such Unitholder paid for his Units.

                              PUBLIC OFFERING PRICE
         The Public Offering Price per Unit of the Trust is equal to the aggregate underlying value of the Equity Securities plus or minus cash, if any, in the Capital and Income Accounts, divided by the number of Units outstanding, plus the applicable sales charge. See "Summary of Essential Financial Information" in this Part One.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
 OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                  The Date of this Prospectus is April 24, 2000


                                   Van Kampen

                VAN KAMPEN MERRITT GLOBAL ENERGY TRUST, SERIES 1
              Van Kampen Merritt Equity Opportunity Trust, Series 5
                   Summary of Essential Financial Information
                               As of March 2, 2000
                         Sponsor: Van Kampen Funds Inc.
                Supervisor: Van Kampen Investment Advisory Corp.
                          (An affiliate of the Sponsor)
                Evaluator: American Portfolio Evaluation Services
                   (A division of an affiliate of the Sponsor)
                          Trustee: The Bank of New York

                                                                                                            Global
                                                                                                            Energy
                                                                                                             Trust
                                                                                                       ----------------
General Information
Number of Units                                                                                             366,750.295
Fractional Undivided Interest in Trust per Unit                                                           1/366,750.295
Public Offering Price:
      Aggregate Value of Securities in Portfolio (1)                                                  $       3,155,198
      Aggregate Value of Securities per Unit (including accumulated dividends)                        $          8.6031
      Sales charge 2.4% (2.459% of Aggregate Value of Securities excluding
         principal cash) per Unit (3)                                                                 $           .1671
      Public Offering Price per Unit (2)(3)                                                           $          8.7702
Redemption Price per Unit                                                                             $          8.6031
Secondary Market Repurchase Price per Unit                                                            $          8.6031
Excess of Public Offering Price per Unit Over Redemption Price per Unit                               $           .1671

Supervisor's Annual Supervisory Fee                 Maximum of $.0025 per Unit
Evaluator's Annual Fee                              Maximum of $.0025 per Unit

Evaluations for purpose of sale, purchase or redemption of Units are made as of 4:00 P.M. Eastern time on days of trading on the New York Stock Exchange next following receipt of an order for a sale or purchase of Units or receipt by The Bank of New York of Units tendered for redemption.

Date of Deposit......................February 3, 1994

Mandatory Termination Date...........August 15, 2001

Minimum Termination Value............The Trust may be terminated if the net asset value of such Trust is less than $500,000 unless the net asset value of such Trust deposits has exceeded $15,000,000, then the Trust Agreement may be terminated if the net asset value of such Trust is less than $3,000,000.

Special Information
Calculation of Estimated Net Annual Dividends per Unit

   Estimated Gross Annual Dividends per Unit        $.24059
   Less: Estimated Expenses per Unit                $.03390
   Estimated Net Annual Dividends per Unit          $.20669

Trustee's Annual fee                          $.008 per Unit
Income Distribution Record Date               TENTH day of March, June,
                                                 September and December.
Income Distribution Date                      TWENTY-FIFTH day of March,
                                                 June, September and December.
Capital Account Record Date                   TENTH day of December.
Capital Account Distribution Date             TWENTY-FIFTH day of December.

--------------------------------------------------------------------------------

(1) Equity Securities listed on a national securities exchange is valued at the closing sale price, or if no such price exists or if the Equity Security is not listed, at the closing bid price thereof.

(2) Anyone ordering Units will have included in the Public Offering Price a pro rata share of any cash in the Income and Capital Accounts.

(3) Effective on each February 3, commencing February 3, 1995, the secondary sales charge will decrease by .5 of 1% to a minimum sales charge of 1.5%. See " Public Offering-Offering Price" in Part Two.


                                    PORTFOLIO
   The Van Kampen Merritt Global Energy Trust, Series 1 consists of several different issues of Equity Securities, which are primarily issued by companies diversified within the energy industry including common stocks of foreign issuers, all of which are ADRs. All the Equity Securities are listed on a national securities exchange, the NASDAQ National Market System or are traded in the over-the-counter market.

                              PER UNIT INFORMATION

                                                1994 (1)         1995           1996           1997           1998
                                               ------------   ------------   ------------  ------------   ------------
Net asset value per Unit at
   beginning of period.....................   $        9.53  $        8.95  $       10.52 $       12.12  $       12.05
                                               ============   ============   ============  ============   ============
Net asset value per Unit at
   end of period...........................   $        8.95  $       10.52  $       12.12 $       12.05  $        9.85
                                               ============   ============   ============  ============   ============
Distributions to Unitholders of investment
   income including accumulated dividends
   paid on Units redeemed (average Units
   outstanding for entire period)..........   $        0.33  $        0.37  $        0.29 $        0.39  $        0.28
                                               ============   ============   ============  ============   ============
Distributions to Unitholders from Security
   sales redemption proceeds (average
   Units outstanding for entire period)....   $          --  $        0.08  $        0.36 $        1.81  $        1.50
                                               ============   ============   ============  ============   ============
Unrealized appreciation (depreciation) of
   Equity Securities (per Unit outstanding
   at end of period).......................   $      (0.42)  $        1.74  $        1.82 $        0.70  $      (2.25)
                                               ============   ============   ============  ============   ============
Units outstanding at end of period.........         999,740        836,881        652,640       519,887        427,776

--------------------------------------------------------------------------------

(1) For the period from February 3, 1994 (initial date of deposit) through December 31, 1994.


                        PER UNIT INFORMATION (continued)

                                                                                                              1999
                                                                                                         -------------
Net asset value per Unit at
   beginning of period.................................................................................  $        9.85
                                                                                                         =============
Net asset value per Unit at
   end of period.......................................................................................  $       10.31
                                                                                                         =============
Distributions to Unitholders of investment income including accumulated dividends paid on Units redeemed (average Units
   outstanding for entire period)......................................................................  $        0.24
                                                                                                         =============
Distributions to Unitholders from Equity Security
   redemption proceeds (average Units
   outstanding for entire period)......................................................................  $        1.44
                                                                                                         =============
Unrealized appreciation (depreciation) of
   Equity Securities (per Unit outstanding
   at end of period)...................................................................................  $      (0.28)
                                                                                                         =============
Units outstanding at end of period.....................................................................        354,385

--------------------------------------------------------------------------------

(1) For the period from February 3, 1994 (initial date of deposit) through December 31, 1994.


               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Board of Directors of Van Kampen Funds Inc. and the Unitholders of Van Kampen Merritt Equity Opportunity Trust, Series 5 (Van Kampen Merritt Global Energy Trust, Series 1):

   We have audited the accompanying statements of condition (including the analyses of net assets) and the related portfolio of Van Kampen Merritt Equity Opportunity Trust, Series 5 (Van Kampen Merritt Global Energy Trust, Series 1) as of December 31,1999, and the related statements of operations and changes in net assets for the three years ended December 31, 1999. These statements are the responsibility of the Trustee and the Sponsor. Our responsibility is to express an opinion on such statements based on our audit.

   We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1999 by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee and the Sponsor, as well as evaluating the overall financial statement presentation. We believe our audit provides a reasonable basis for our opinion.

   In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Van Kampen Merritt Equity Opportunity Trust, Series 5 (Van Kampen Merritt Global Energy Trust, Series 1) as of December 31, 1999 and the results of operations and changes in net assets for the three years ended December 31, 1999, in conformity with accounting principles generally accepted in the United States.

                                                              GRANT THORNTON LLP

Chicago, Illinois
March 10, 2000


              VAN KAMPEN MERRITT EQUITY OPPORTUNITY TRUST, SERIES 5
                             Statements of Condition
                                December 31, 1999

                                                                                                             Global
                                                                                                             Energy
                                                                                                              Trust
                                                                                                       ------------------
   Trust property
      Securities at market value, (cost $2,487,883) (note 1)                                           $       4,011,036
      Accumulated dividends                                                                                        4,005
      Receivable for Securities Sold                                                                             235,628
                                                                                                       ------------------
                                                                                                       $       4,250,669
                                                                                                       ==================
   Liabilities and interest to Unitholders
      Cash overdraft                                                                                   $`        475,971
      Payable for Securities purchased                                                                           122,360
      Redemptions payable                                                                                             --
      Interest to Unitholders                                                                                  3,652,338
                                                                                                       ------------------
                                                                                                       $       4,250,669
                                                                                                       ==================

                             Analyses of Net Assets

   Interest of Unitholders (354,385 Units of fractional undivided interest outstanding)
      Cost to original investors of 1,007,199 Units (note 1)                                           $      10,177,220
         Less initial underwriting commission (note 3)                                                           493,818
                                                                                                       ------------------
                                                                                                               9,683,402
         Less redemption of 652,814 Units                                                                      7,473,528
                                                                                                       ------------------
                                                                                                               2,209,874
      Undistributed net investment income
         Net investment income                                                                                 1,105,147
         Less distributions to Unitholders                                                                     1,204,536
                                                                                                       ------------------
                                                                                                                 (99,389)
      Realized gain (loss) on Security sale or redemption                                                      2,688,557
      Unrealized appreciation (depreciation) of Securities (note 2)                                            1,523,153
      Distributions to Unitholders of Security sale or redemption proceeds                                    (2,669,857)
                                                                                                       ------------------
           Net asset value to Unitholders                                                              $       3,652,338
                                                                                                       ==================
   Net asset value per Unit (354,385 Units outstanding)                                                $           10.31
                                                                                                       ==================

        The accompanying notes are an integral part of these statements.

                VAN KAMPEN MERRITT GLOBAL ENERGY TRUST, SERIES 1
                            Statements of Operations
                            Years ended December 31,

                                                                                     1997         1998         1999
                                                                                 ------------  ------------ -----------
   Investment income
      Dividend income.........................................................    $   197,932  $   135,708  $   109,478
      Expenses
         Trustee fees and expenses.............................................        11,870        8,611        7,929
         Evaluator fees........................................................         1,851        1,484        1,255
         Supervisory fees......................................................         1,656        1,454        1,255
                                                                                 ------------  ------------ -----------
            Total expenses.....................................................        15,377       11,549       10,439
                                                                                 ------------  ------------ -----------
      Net investment income....................................................       182,555      124,159       99,039
   Realized gain (loss) from Security sale or redemption
      Proceeds.................................................................     2,399,860    1,872,016    1,793,871
      Cost.....................................................................     1,591,655    1,141,580    1,042,370
                                                                                 ------------  ------------ -----------
         Realized gain (loss) .................................................       808,205      730,436      751,501
   Net change in unrealized appreciation (depreciation) of Securities..........       366,269     (963,817)     (99,082)
                                                                                 ------------  ------------ -----------
      NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS..........   $ 1,357,029  $  (109,222) $   751,458
                                                                                 ============  ============ ===========

                       Statements of Changes in Net Assets
                            Years ended December 31,

                                                                                     1997         1998         1999
                                                                                 ------------  ------------ -----------
   Increase (decrease) in net assets Operations:
      Net investment income...................................................    $   182,555  $   124,159  $    99,039
      Realized gain (loss) on Security sale or redemption......................       808,205      730,436      751,501
      Net change in unrealized appreciation (depreciation) of Securities.......       366,269     (963,817)     (99,082)
                                                                                 ------------  ------------ -----------
         Net increase (decrease) in net assets resulting from operations.......     1,357,029     (109,222)     751,458
   Distributions to Unitholders from:
      Net investment income....................................................      (221,106)    (131,312)     (98,637)
      Security sale or redemption proceeds.....................................    (1,036,935)    (703,906)    (582,025)
      Redemption of Units......................................................    (1,841,328)  (1,107,923)    (795,290)
                                                                                 ------------  ------------ -----------
         Total increase (decrease) ............................................    (1,742,340)  (2,052,363)    (724,494)
   Net asset value to Unitholders
      Beginning of period......................................................     7,910,180    6,264,800    4,212,437
      Additional Securities purchased from the proceeds of Unit Sales..........        96,960           --      164,395
                                                                                 ------------  ------------ -----------
      End of period (including undistributed (overdistributed) net
         investment income of $(27,750), $(34,903) and $(99,389), respectively)   $ 6,264,800  $ 4,212,437  $ 3,652,338
                                                                                 ============  ============ ===========


        The accompanying notes are an integral part of these statements.

VAN KAMPEN MERRITT GLOBAL ENERGY TRUST, SERIES 1                                     PORTFOLIO as of December 31, 1999
--------------------------------------------------------------------------------------------------------------------------

                                                                                                         Valuation of
Number                                                                                   Market Value     Securities
of Shares          Name of Issuer                                                          Per Share       (Note 1)
---------------    -------------------------------------------------------------------  --------------- ------------------
          1,501   Amerada Hess Corporation                                              $     56.7500   $      85,182
--------------------------------------------------------------------------------------------------------------------------
         12,519   BP Amoco Plc                                                                59.3125         742,533
--------------------------------------------------------------------------------------------------------------------------
          3,028   Anadarko Petroleum Corporation                                              34.1250         103,331
--------------------------------------------------------------------------------------------------------------------------
          2,251   Ashland Oil, Incorporated                                                   32.9375          74,142
--------------------------------------------------------------------------------------------------------------------------
          2,122   Atlantic Richfield Company                                                  86.5000         183,553
--------------------------------------------------------------------------------------------------------------------------
          3,754   Burlington Resources, Incorporated                                          33.0625         124,117
--------------------------------------------------------------------------------------------------------------------------
          2,634   Chevron Corporation                                                         86.6250         228,170
--------------------------------------------------------------------------------------------------------------------------
          1,015   Devon Energy Corporation                                                    32.8750          33,368
--------------------------------------------------------------------------------------------------------------------------
          8,386   Exxon Mobil Corporation                                                     80.5625         675,597
--------------------------------------------------------------------------------------------------------------------------
          1,679   Kerr-McGee Corporation                                                      62.0000         104,098
--------------------------------------------------------------------------------------------------------------------------
          4,287   Occidental Petroleum Corporation                                            21.6250          92,706
--------------------------------------------------------------------------------------------------------------------------
          2,268   Penzoil Quaker State                                                        10.1875          23,105
--------------------------------------------------------------------------------------------------------------------------
          4,109   Phillips Petroleum Company                                                  47.0000         193,123
--------------------------------------------------------------------------------------------------------------------------
          9,266   Repsol, S.A.                                                                23.2500         215,435
--------------------------------------------------------------------------------------------------------------------------
          4,270   Royal Dutch Petroleum Company                                               60.4375         258,068
--------------------------------------------------------------------------------------------------------------------------
          3,513   Sunoco, Incorporated                                                        23.5000          82,555
--------------------------------------------------------------------------------------------------------------------------
          3,210   Texaco, Incorporated                                                        54.3125         174,343
--------------------------------------------------------------------------------------------------------------------------
          2,904   Total Compagnie Francaise des Petroles                                      69.2500         201,102
--------------------------------------------------------------------------------------------------------------------------
          1,913   Triton Energy Corporation                                                   20.6250          39,456
--------------------------------------------------------------------------------------------------------------------------
          4,040   Unocal Corporation                                                          33.5625         135,593
--------------------------------------------------------------------------------------------------------------------------
          4,318   USX-Marathon Group, Incorporated                                            24.6875         106,601
--------------------------------------------------------------------------------------------------------------------------
          3,651   YPF Sociedad Anonima                                                        36.9375         134,858
---------------                                                                                         ---------------
         86,638                                                                                         $   4,011,036
===============                                                                                         ===============


--------------------------------------------------------------------------------

The accompanying notes are an integral part of these statements.


              VAN KAMPEN MERRITT EQUITY OPPORTUNITY TRUST, SERIES 5
                          Notes to Financial Statements
                        December 31, 1997, 1998 and 1999
--------------------------------------------------------------------------------

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
   Security Valuation - Securities listed on a national securities exchange are valued at the closing sale price, or if no such price exists or if the Equity Security is not listed, at the closing bid price thereof.

   Security Cost - The original cost to the Trust of the Securities was based, for Securities listed on a national securities exchange, on the closing sale price, or if no such price exists or if the Equity Security is not listed, at the closing asked price thereof. In each case, the costs were determined on the day of the various Dates of Deposit.

   Unit Valuation - The redemption price per Unit is the pro rata share of each Unit based upon (1) the cash on hand in the Trust or monies in the process of being collected, (2) the Securities in the Trust based on the value as described in Note 1 and (3) accumulated dividends thereon, less accrued expenses of the Trust, if any.

   Federal Income Taxes - The Trust has elected and intends to qualify on a continuing basis for special federal income tax treatment as a "regulated investment company" under the Internal Revenue Code (the "Code" ). If the Trust so qualifies and timely distributes to Unitholders 90% or more of its taxable income (without regard to its net capital gain, i.e., the excess of its net long-term capital gain over its net short-term capital loss), it will not be subject to federal income tax on the portion of its taxable income (including any net capital gain) that it distributes to Unitholders.

   Other - The financial statements are presented on the accrual basis of accounting. Any realized gains or losses from securities transactions are reported on an identified cost basis.

NOTE 2 - PORTFOLIO
   Unrealized Appreciation and Depreciation - An analysis of net unrealized appreciation (depreciation) at December 31, 1999 is as follows:

                                      Global
                                      Energy
                                       Trust
                                  --------------
   Unrealized Appreciation        $    1,613,839
   Unrealized Depreciation              (90,686)
                                  --------------
                                  $    1,523,153
                                  ==============

NOTE 3- OTHER
   Marketability - Although it is not obligated to do so, the Sponsor intends to maintain a market for Units and to continuously offer to purchase Units at prices, subject to change at any time, based upon the value of the Securities in the portfolio of the Trust valued as described in Note 1, plus accumulated dividends to the date of settlement. If the supply of Units exceeds demand, or for other business reasons, the Sponsor may discontinue purchases of Units at such prices. In the event that a market is not maintained for the Units, a Unitholder desiring to dispose of his Units may be able to do so only by tendering such Units to the Trustee for redemption at the redemption price.

   Cost to Investors - The cost to original investors was based on the underlying value of the Securities per Unit on the date of an investor's purchase, plus a sales charge of 4.9% of the public offering price which is equivalent to 5.152% of the aggregate offering price of the Securities. The secondary market cost to investors is based on the determination of the underlying value of the Securities per Unit on the date of an investor's purchase plus a sales charge of 4.9% of the public offering price which is 5.152% of the underlying value of the Securities. Effective on each February 3, commencing February 3, 1995, the secondary sales charge will decrease by .5 of 1% to a minimum sales charge of 1.5%.

   Compensation of Evaluator and Supervisor - The Supervisor receives a fee for providing portfolio supervisory services for the Trust ($.0025 per Unit, not to exceed the aggregate cost of the Supervisor for providing such services to all applicable Trusts). The Evaluator receives an annual fee for regularly evaluating the Trust's portfolio. Both fees may be adjusted for increases under the category "All Services Less Rent of Shelter" in the Consumer Price Index.

NOTE 4 - REDEMPTION OF UNITS
   During the three years ended December 31, 1997, 1998 and 1999, 139,952 Units, 92,111 Units and 73,562 Units respectively, were presented for redemption.





                               GLOBAL ENERGY TRUST
                                   SERIES 1-4
                                                             Prospectus Part Two
--------------------------------------------------------------------------------

   The Fund. The Global Energy Trust (the "Trust" or the "Global Energy Trust") is one of several unit investment trusts created under separate series of Van Kampen Merritt Equity Opportunity Trust, Van Kampen American Capital Equity Opportunity Trust, Van Kampen Equity Opportunity Trust or Van Kampen Focus Portfolios (the "Fund"). The Global Energy Trust offers investors the opportunity to purchase Units representing proportionate interests in a fixed, diversified portfolio of equity securities issued by companies diversified within the energy industry including common stocks of foreign issuers, all of which are in American Depositary Receipt form ("ADRs") ("Equity Securities"). See "Portfolio" in Part One of this Prospectus. Unless terminated earlier, the Trust will terminate on the Mandatory Termination Date stated under "Summary of Essential Financial Information" in Part One of this Prospectus and any securities then held will, within a reasonable time thereafter, be liquidated or distributed by the Trustee. Any Securities liquidated at termination will be sold at the then current market value for such Securities; therefore, the amount distributable in cash to a Unitholder upon termination may be more or less than the amount such Unitholder paid for his Units.

   Objective of the Trust. The objective of the Global Energy Trust is to provide the potential for capital appreciation and income, consistent with the preservation of capital, by investing in a portfolio of equity securities diversified within the energy industry. There is, of course, no guarantee that the objective of the Trust will be achieved.

   Public Offering Price. The secondary market Public Offering Price of the Trust will include the aggregate underlying value of the Securities in the Trust, the applicable sales charge as described herein, and cash, if any, in the Income and Capital Accounts held or owned by the Trust. See "Public Offering".

   Estimated Annual Distributions. The estimated annual dividend distributions per unit will vary with changes in fees and expenses of a Trust, with changes in dividends received and with the sale or liquidation of Securities; therefore, there is no assurance that the annual dividend distribution will be realized in the future.

   Distributions. Distributions of dividends received and capital, if any, received by the Trust will be paid in cash on the applicable Distribution Date to Unitholders of record on the record date as set forth in the "Summary of Essential Financial Information" in Part One of this Prospectus. For Series 1, any distribution of income and/or capital will be net of the expenses of the Trust. For all other Series, gross dividends received by a Trust will be distributed to Unitholders. Expenses of such a Trust will be paid with proceeds from the sale of Securities. See "Federal Taxation." Additionally, upon termination of the Trust, the Trustee will distribute, upon surrender of Units for redemption, to each Unitholder his pro rata share of the Trust asset, less expenses, in the manner set forth under "Rights of Unitholders--Distributions of Income and Capital".

   Termination. Commencing on the Mandatory Termination Date as specified in Part One for the Trust, Equity Securities will begin to be sold in connection with the termination of the Trust. The Sponsor will determine the manner, timing and execution of the sale of the Equity Securities. Written notice of any termination of the Trust specifying the time or times at which Unitholders may surrender their certificates for cancellation shall be given by the Trustee to each Unitholder at his address appearing on the registration books of the Trust maintained by the Trustee. At least 30 days prior to the Mandatory Termination Date for the Trust the Trustee will provide written notice thereof to all Unitholders and will include with such notice a form to enable Unitholders to elect a distribution of shares of Equity Securities if such Unitholder owns at least 1,000 Units of the Trust, rather than to receive payment in cash for such Unitholder's pro rata share of the amounts realized upon the disposition by the Trustee of Equity Securities. All Unitholders will receive cash in lieu of any fractional shares. To be effective, the election form, together with surrendered certificates if issued, and other documentation required by the Trustee, much be returned to the Trustee at least five business days prior to the Mandatory Termination Date. Unitholders not electing a distribution of shares of Equity Securities will receive a cash distribution from the sale of the remaining Securities within a reasonable time after the Trust is terminated. See "Trust Administration--Amendment or Termination".

   Reinvestment Option. Unitholders of any Van Kampen-sponsored unit investment trust may utilize their redemption or termination proceeds to purchase units of any other Van Kampen trust in the initial offering period accepting rollover investments subject to a reduced sales charge to the extent stated in the related prospectus (which may be deferred in certain cases). Unitholders have the opportunity to have their distributions reinvested into an open-end, management investment company as described herein. Unitholders also have the option of having distributions reinvested into additional Units of the Trust if Units are available at the time of reinvestment as described herein. See "Rights of Unitholders--Reinvestment Option."

   Units of a Trust are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, any depository institution or any government agency and are subject to investment risk, including possible loss of the principal amount invested.


      NOTE: THIS PROSPECTUS MAY BE USED ONLY WHEN ACCOMPANIED BY PART ONE.

   Both parts of this Prospectus should be retained for future reference. This Prospectus is dated as of the date of the Prospectus Part I accompanying this
                              Prospectus Part II.

--------------------------------------------------------------------------------

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
 OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

   Risk Factors. An investment in the Trust should be made with an understanding of the risks associated therewith, including the possible deterioration of either the financial condition of the issuers or the general condition of the stock market and currency fluctuations, the lack of adequate financial information concerning an issuer and exchange control restrictions impacting foreign issuers. See "Risk Factors".

 THE TRUST

   The Trust was created under the laws of the State of New York pursuant to a Trust Indenture and Agreement (the "Trust Agreement"), among Van Kampen Funds Inc., as Sponsor, American Portfolio Evaluation Services, a division of Van Kampen Investment Advisory Corp., as Evaluator, Van Kampen Investment Advisory Corp., as Supervisor, and The Bank of New York, as Trustee, or their predecessors.

   The Trust may be an appropriate medium for investors who desire to participate in a portfolio of equity securities with greater diversification than they might be able to acquire individually. Diversification of assets in the Trust will not eliminate the risk of loss always inherent in the ownership of securities. For a breakdown of the portfolio see "Portfolio" in Part One of this Prospectus.

   Each Unit represents a fractional undivided interest in the Trust. To the extent that any Units are redeemed by the Trustee, the fractional undivided interest in the Trust represented by each unredeemed Unit will increase accordingly, although the actual interest in the Trust represented by such fraction will remain unchanged. Units will remain outstanding until redeemed upon tender to the Trustee by Unitholders, which may include the Sponsor, or until the termination of the Trust Agreement.

 OBJECTIVES AND SECURITIES SELECTION

   The objective of the Trust is to provide investors with the potential for capital appreciation and income. The portfolio of the Trust is described under "Trust Portfolio" herein and under "Portfolio" in Part One of this Prospectus. An investor will be subjected to taxation on the dividend income received from the Fund and on gains from the sale or liquidation of Securities (see "Federal Taxation"). Investors should be aware that there is not any guarantee that the objective of the Trust will be achieved because it is subject to the continuing ability of the respective Security issuers to continue to declare and pay dividends and because the market value of the Securities can be affected by a variety of factors. Common stocks may be especially susceptible to general stock market movements and to volatile increases and decreases of value as market confidence in and perceptions of the issuers change. Investors should be aware that there can be no assurance that the value of the underlying Securities will increase or that the issuers of the Equity Securities will pay dividends on outstanding common shares. Any distributions of income will generally depend upon the declaration of dividends by the issuers of the Securities and the declaration of any dividends depends upon several factors including the financial condition of the issuers and general economic conditions.

   In selecting Securities for the Trust, the following factors, among others, were considered: (a) the issuer's position within the industry, (b) breadth and stability of the issuer's business base and (c) growth potential.

   Investors should note that the above criteria were applied to the Securities selected for inclusion in the Trust as of the date the Trust was created. Subsequent thereto, the Equity Securities may no longer meet such criteria. Should an Equity Security no longer meet such criteria, such Equity Security will not as a result thereof be removed from the portfolio of the Trust.

   Investors should be aware that the Fund is not a "managed" trust and as a result the adverse financial condition of a company will not result in its elimination from the portfolio except under extraordinary circumstances (see "Trust Administration--Portfolio Administration"). In addition, Securities will not be sold by the Trust to take advantage of market fluctuations or changes in anticipated rates of appreciation. Investors should note in particular that the securities were selected by the Sponsor as of the date the Securities were purchased by the Trust. The Trust may continue to purchase or hold Securities originally selected through this process even though the evaluation of the attractiveness of the Securities may have changed and, if the evaluation were performed again at that time, the Securities would not be selected for such Trust.

 TRUST PORTFOLIO

   The Global Energy Trust initially consisted of several different issues of Equity Securities, all of which are issued by companies diversified within the energy industry including common stocks of foreign issuers, all of which are ADRs. The Equity Securities in the portfolio are listed on a national securities exchange, the NASDAQ National Market System or are traded in the over-the-counter market.

   The Trust consists of such of the Securities listed under "Portfolio" in Part One of this Prospectus as may continue to be held from time to time in the Trust together with cash held in the Income and Capital Accounts. Neither the Sponsor nor the Trustee shall be liable in any way for any failure in any of the Securities.

   Because certain of the Securities from time to time may be sold under certain circumstances described herein, and because the proceeds from such events will be distributed to Unitholders and will not be reinvested, no assurance can be given that the Trust will retain for any length of time its present size and composition. Although the Portfolio is not managed, the Sponsor may instruct the Trustee to sell Securities under certain limited circumstances. Securities, however, will not be sold by the Trust to take advantage of market fluctuations or changes in anticipated rates of appreciation or depreciation.

 RISK FACTORS

   Equity Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Equity Securities or the general condition of the common stock market may worsen and the value of the Equity Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of or holders of debt obligations or preferred stocks of, such issuers. Shareholders of common stocks of the type held by the Fund have a right to receive dividends only when and if, and in the amounts declared by the issuer's board of directors and have a right to participate in amounts available for distribution by the issuer only after all other claims on the issuer have been paid or provided for. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy. The value of common stocks is subject to market fluctuations for as long as the common stocks remain outstanding, and thus the value of the Equity Securities may be expected to fluctuate over the life of the Fund to values higher or lower than those prevailing on the date of purchase by a Unitholder.

   Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the entity, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors of, or holders of debt obligations or preferred stocks issued by the issuer. Cumulative preferred stock dividends must be paid before common stock dividends and any cumulative preferred stock dividend omitted is added to future dividends payable to the holders of cumulative preferred stock. Preferred stockholders are also generally entitled to rights on liquidation which are senior to those of common stockholders.

   Energy Industry. The Global Energy Trust may include securities which are issued by companies engaged in refining and marketing oil and related products. According to the U.S. Department of Commerce, the factors which will most likely shape the industry in the future include the price and availability of oil from the Middle East, changes in United States environmental policies and the continued decline in U.S. production of crude oil. Possible effects of these factors may be increased U.S. and world dependence on oil from the Organization of Petroleum Exporting Countries ("OPEC") and highly uncertain and potentially more volatile oil prices. Factors which the Sponsor believes may increase the profitability of oil and petroleum operations include increasing demand for oil and petroleum products as a result of the continued increases in annual miles driven and the improvement in refinery operating margins caused by increases in average domestic refinery utilization rates. The existence of surplus crude oil production capacity and the willingness to adjust production levels are the two principal requirements for stable crude oil markets. Without excess capacity, supply disruptions in some countries cannot be compensated for by others. Surplus capacity in Saudi Arabia and a few other countries and the utilization of that capacity prevented during the Persian Gulf crisis, and continue to prevent, severe market disruption. Although unused capacity contributed to market stability in 1990 and 1991, it ordinarily creates pressure to overproduce and contributes to market uncertainty. The likely restoration of a large portion of Kuwait's and Iraq's production and export capacity could lead to such a development in the absence of substantial growth in world oil demand. Formerly, OPEC members attempted to exercise control over production levels in each country through a system of mandatory production quotas. Because of the crisis in the Middle East, the mandatory system has since been replaced with a voluntary system. Production under the new system has had to be curtailed on at least one occasion as a result of weak prices, even in the absence of supplies from Kuwait and Iraq. The pressure to deviate from mandatory quotas, if they are reimposed, is likely to be substantial and could lead to a weakening of prices. In the longer term, additional capacity and production will be required to accommodate the expected large increases in world oil demand and to compensate for expected sharp drops in U.S. crude oil production and exports from the former Soviet Union. Only a few OPEC countries, particularly Saudi Arabia, have the petroleum reserves that will allow the required increase in production capacity to be attained. Given the large-scale financing that is required, the prospect that such expansion will occur soon enough to meet the increased demand is uncertain.

   Declining U.S. crude oil production will likely lead to increased dependence on OPEC oil, putting refiners at risk of continued and unpredictable supply disruptions. Increasing sensitivity to environmental concerns will also pose serious challenges to the industry over the coming decade. Refiners are likely to be required to make heavy capital investments and make major production adjustments in order to comply with increasingly stringent environmental legislation, such as the 1990 amendments to the Clean Air Act. If the cost of these changes is substantial enough to cut deeply into profits, smaller refiners may be forced out of the industry entirely. Moreover, lower consumer demand due to increases in energy efficiency and conservation, due to gasoline reformulations that call for less crude oil, due to warmer winters or due to a general slowdown in economic growth in this country and abroad, could negatively affect the price of oil and the profitability of oil companies. No assurance can be given that the demand for or prices of oil will increase or that any increases will not be marked by great volatility. Some oil companies may incur large cleanup and litigation costs relating to oil spills and other environmental damage. Oil production and refining operations are subject to extensive federal, state and local environmental laws and regulations governing air emissions and the disposal of hazardous materials. Increasingly stringent environmental laws and regulations are expected to require companies with oil production and refining operations to devote significant financial and managerial resources to pollution control. General problems of the oil and petroleum products industry include the ability of a few influential producers significantly to affect production, the concomitant volatility of crude oil prices and increasing public and governmental concern over air emissions, waste product disposal, fuel quality and the environmental effects of fossil-fuel use in general.

   In addition, any future scientific advances concerning new sources of energy and fuels or legislative changes relating to the energy industry or the environment could have a negative impact on the petroleum products industry. While legislation has been enacted to deregulate certain aspects of the oil industry, no assurances can be given that new or additional regulations will not be adopted. Each of the problems referred to could adversely affect the financial stability of the issuers of any petroleum industry stocks in the Global Energy Trust. The Global Energy Trust may also include securities which are issued by companies engaged in the exploration for and mining of various minerals, including coal, and/or the manufacture, transportation, or marketing of chemical products and plastics. The problems faced by such companies are similar to those discussed with regard to petroleum companies.

   The Global Energy Trust may include securities which are issued by companies that own or operate nuclear generating facilities. Governmental authorities may from time to time review existing, and impose additional, requirements governing the licensing, construction and operation of nuclear power plants. Nuclear generating projects in the electric utility industry have experienced substantial cost increases, construction delays and licensing difficulties. These have been caused by various factors, including inflation, high financing costs, required design changes and rework, allegedly faulty construction, objections by groups and governmental officials, limits on the ability to finance, reduced forecasts of energy requirements and economic conditions. This experience indicates that the risk of significant cost increases, delays and licensing difficulties remains present through the completion and achievement of commercial operation of any nuclear project. Also, nuclear generating units in service have experienced unplanned outages or extensions of scheduled outages due to equipment problems or new regulatory requirements sometimes followed by a significant delay in obtaining regulatory approval to return to service. A major accident at a nuclear plant anywhere, such as the accident at the plant in Chernobyl, could cause the imposition of limits or prohibitions on the operation, construction or licensing of nuclear units in the United Sates.

   In view of the uncertainties discussed above, there can be no assurance that any company's share of the full cost of nuclear units under construction ultimately will be recovered in rates or of the extent to which a company could earn an adequate return on its investment in such Units. The likelihood of a significantly adverse event occurring in any of the areas of concern described above varies, as does the potential severity of any adverse impact. It should be recognized, however, that one or more of such adverse events could occur and individually or collectively could have a material adverse impact on the financial condition or the results of operations of a company.

   The Global Energy Trust may include securities which are issued by companies whose revenues are primarily derived from the sale of electric energy. The problems faced by such issuers include the difficulty in obtaining approval for timely and adequate rate increases from the applicable public utility commissions, the difficulty of financing large construction programs, increased competition, reductions in estimates of future demand for electricity in certain areas of the country, the limitations on operations and increased costs and delays attributable to environmental considerations, the difficulty of the capital market in absorbing utility debt, the difficulty in obtaining fuel at reasonable prices and the effect of energy conservation. All of such issuers have been experiencing certain of these problems in varying degrees. In addition, federal, state and municipal governmental authorities may from time to time review existing, and impose additional, regulations governing the licensing, construction and operation of nuclear power plants, which may adversely affect the financial condition or the results of operations of such issuers.

   The Global Energy Trust may include securities which are issued by companies engaged in the exploration, drilling, production, refining, transmission, marketing or distribution of natural gas. The problems faced by such issuers include many of those faced by electric utilities discussed above, and, in addition, rising costs of rail transportation to transport fossil fuels, availability and costs of natural gas for resale and difficulties of gas pipeline and distribution companies in adjusting to short and surplus energy supplies, enforcing or being required to comply with long-term contracts and avoiding litigation from their customers and suppliers. All of such issuers have been experiencing certain of these problems in varying degrees.

   Foreign Issuers. Since certain of the Equity Securities in certain of the Trusts are securities of foreign issuers, an investment in these Trusts involves some investment risks that are different in some respects from an investment in a trust that invests entirely in securities of domestic issuers. Those investment risks include future political and governmental restrictions which might adversely affect the payment or receipt of dividends on the relevant Equity Securities. In addition, for the foreign issuers that are not subject to the reporting requirements of the Securities Exchange Act of 1934, there may be less publicly available information than is available from a domestic issuer. Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers. However, due to the nature of the issuers of Equity Securities included in the Trusts, the Sponsor believes that adequate information will be available to allow the Supervisor to provide portfolio surveillance.

   The securities of the foreign issuers in the Trusts are in ADR form. ADRs evidence American Depository Receipts which represent common stock deposited with a custodian in a depositary. American Depositary Shares, and receipts therefore (ADRs), are issued by an American bank or trust company to evidence ownership of underlying securities issued by a foreign corporation. These instruments may not necessarily be denominated in the same currency as the securities into which they may be converted. For purposes of the discussion herein, the term ADR generally includes American Depositary Shares. ADRs may be sponsored or unsponsored. In an unsponsored facility, the depositary initiates and arranges the facility at the request of market makers and acts as agent for the ADR holder, while the company itself is not involved in the transaction. In a sponsored facility, the issuing company initiates the facility and agrees to pay certain administrative and shareholder-related expenses. Sponsored facilities use a single depositary and entail a contractual relationship between the issuer, the shareholder and the depositary; unsponsored facilities involve several depositaries with no contractual relationship to the company. The depositary bank that issues an ADR generally charges a fee, based on the price of the ADR, upon issuance and cancellation of the ADR. This fee would be in addition to the brokerage commissions paid upon the acquisition or surrender of the security. In addition, the depositary bank incurs expenses in connection with the conversion of dividends or other cash distributions paid in local currency into U.S. dollars and such expenses are deducted from the amount of the dividend or distribution paid to holders, resulting in a lower payout per underlying shares represented by the ADR than would be the case if the underlying share were held directly. Certain tax considerations, including tax rate differentials and withholding requirements, arising from applications of the tax laws of one nation to nationals of another and from certain practices in the ADR market may also exist with respect to certain ADRs. In varying degrees, any or all of these factors may affect the value of the ADR compared with the value of the underlying shares in the local market. In addition, the rights of holders of ADRs may be different than those of holders of the underlying shares, and the market for ADRs may be less liquid than that for the underlying shares. ADRs are registered securities pursuant to the Securities Act of 1933 and may be subject to the reporting requirements of the Securities Exchange Act of 1934.

   For those Equity Securities that are ADRs, currency fluctuations will affect the U.S. dollar equivalent of the local currency price of the underlying domestic share and, as a result, are likely to affect the value of the ADRs and consequently the value of the Equity Securities. The foreign issuers of securities that are ADRs may pay dividends in foreign currencies which must be converted into dollars. Most foreign currencies have fluctuated widely in value against the United States dollar for many reasons, including supply and demand of the respective currency, the soundness of the world economy and the strength of the respective economy as compared to the economies of the United States and other countries. Therefore, for any securities of issuers (whether or not they are in ADR form) whose earnings are stated in foreign currencies, or which pay dividends in foreign currencies or which are traded in foreign currencies, there is a risk that their United States dollar value will vary with fluctuations in the United States dollar foreign exchange rates for the relevant currencies.

   On the basis of the best information available to the Sponsor at the Initial Date of Deposit, none of the Equity Securities are subject to exchange control restrictions under existing law which would materially interfere with payment to the Trusts of dividends due on, or proceeds from the sale of, the Equity Securities. However, there can be no assurance that exchange control regulations might not be adopted in the future which might adversely affect payment to the Trusts. In addition, the adoption of exchange control regulations and other legal restrictions could have an adverse impact on the marketability of international securities in the Trusts and on the ability of the Trusts to satisfy its obligation to redeem Units tendered to the Trustee for redemption.

   General. The Trust consists of such of the Securities listed under "Portfolio" as may continue to be held from time to time in such Trust in Part One of this Prospectus together with cash held in the Income and Capital Accounts. Neither the Sponsor nor the Trustee shall be liable in any way for any failure in any of the Securities.

   Because certain of the Equity Securities from time to time may be sold under certain circumstances described herein, and because the proceeds from such events will be distributed to Unitholders and will not be reinvested, no assurance can be given that a Trust will retain for any length of time its present size and composition. Although the portfolios are not managed, the Sponsor may instruct the Trustee to sell Equity Securities under certain limited circumstances. See "Trust Administration." Equity Securities, however, will not be sold by a Trust to take advantage of market fluctuations or changes in anticipated rates of appreciation or depreciation.

   Unitholders will be unable to dispose of any of the Equity Securities as such, and will not be able to vote the Equity Securities. As the holder of the Equity Securities, the Trustee will have the right to vote all of the voting stocks in a Trust and will vote such stocks in accordance with the instructions of the Sponsor.

 FEDERAL TAXATION

   Global Energy Trust, Series 1. The Trust intends to elect and qualify on a continuing basis for special federal income tax treatment as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). If the Trust so qualifies and timely distributes to Unitholders 90% or more of its taxable income (without regard to its net capital gain, i.e., the excess of its net long-term capital gain over its net short-term capital loss), it will not be subject to federal income tax on the portion of its taxable income (including any net capital gain) that it distributes to Unitholders. In addition, to the extent the Trust timely distributes to Unitholders at least 98% of its taxable income (including any net capital gain), it will not be subject to the 4% excise tax on certain undistributed income of "regulated investment companies." Because the Trust intends to timely distribute its taxable income (including any net capital gain), it is anticipated that the Trust will not be subject to federal income tax or the excise tax.

   Distributions to Unitholders of the Trust's income, other than distributions which are designated as capital gain dividends, will be taxable as ordinary income to Unitholders, except that to the extent that distributions to a Unitholder in any year exceed the Trust's current and accumulated earnings and profits, they will be treated as a return of capital and will reduce the Unitholder's basis in his Units and, to the extent that they exceed his basis, will be treated as a gain from the sale of his Units as discussed below.

   Although distributions generally will be treated as distributed when paid, distributions declared in October, November or December payable to Unitholders of record on a specified date in one of those months and paid during January of the following year will be treated as having been distributed by the Trust (and received by the Unitholder) on December 31 of the year such distributions are declared.

   Distributions of the Trust's net capital gain which are properly designated as capital gain dividends by the Trust will be taxable to Unitholders as long-term capital gain, regardless of the length of time the Units have been held by a Unitholder. A Unitholder may recognize a taxable gain or loss if the Unitholder sells or redeems his Units. Any gain or loss arising from (or treated as arising from) the sale or redemption of Units will generally be a capital gain or loss, except in the case of a dealer or a financial institution. The Internal Revenue Service Restructuring and Reform Act of 1998 (the "1998 Tax Act") provides that for taxpayers other than corporations, net capital gain (which is defined as net long-term capital gain over net short-term capital loss for the taxable year) realized from property (with certain exceptions) is generally subject to a maximum marginal stated tax rate of 20% (10% in the case of certain taxpayers in the lowest tax bracket). Capital gain or loss is long-term if the holding period for the asset is more than one year, and is short-term if the holding period for the asset is one year or less. The date on which a Unit is acquired (i.e., the "trade date") is excluded for purposes for determining the holding period of the Unit. Capital gains realized from assets held for one year or less are taxed at the same rates as ordinary income. Note that if a Unitholder holds Units for six months or less and subsequently sells such Units at a loss, the loss will be treated as a long-term capital loss to the extent that any long-term capital gain distribution is made with respect to such Units during the six-month period or less that the Unitholder owns the Units. In addition, please note that capital gains may be recharacterized as ordinary income in the case of certain financial transactions that are considered "conversion transactions" effective for transactions entered into after April 30, 1993. Unitholders and prospective investors should consult with their tax advisers regarding the potential effect of this provision on their investment in Units.

   The Taxpayer Relief Act of 1997 includes provisions that treat certain transactions designed to reduce or eliminate risk of loss and opportUnities for gain (e.g. short sales, offsetting notional principal contracts, futures or forward contracts or similar transactions) as constructive sales for purposes of recognition of gain (but not loss) and for purposes of determining the holding period. Unitholders should consult their tax advisers with regard to any such constructive sales rules.

   Generally, the tax basis of a Unitholder includes sales charges, and such charges are not deductible. A portion of the sales charge for the Trust may be deferred. The income (or proceeds from redemption) a Unitholder must take into account for federal income tax purposes is not reduced by amounts deducted to pay any deferred sales charge.

   Distributions which are taxable as ordinary income to Unitholders will constitute dividends for federal income tax purposes. When Units are held by corporate Unitholders, Trust distributions may qualify for the 70% dividends received deduction, subject to limitations otherwise applicable to the availability of the deduction, to the extent the distribution is attributable to dividends received by the Trust from United States corporations (other than real estate investment Trusts) and is designated by the Trust as being eligible for such deduction. To the extent dividends received by the Trust are attributable to foreign corporations, a corporation that owns Units will not be entitled to the dividends received deduction with respect to its pro rata portion of such dividends, since the dividends received deduction is generally available only with respect to dividends paid by domestic corporations. The Trust will provide each Unitholder with information annually concerning what part of the Trust distributions are eligible for the dividends received deduction.

   The Trust may elect to pass through to the Unitholders the foreign income and similar taxes paid by the Trust in order to enable such Unitholders to take a credit (or deduction) for foreign income taxes paid by the Trust. If such an election is made, Unitholders of the Trust, because they are deemed to own a pro rata portion of the foreign Securities held by the Trust, must include in their gross income, for federal income tax purposes, both their portion of dividends received by the Trust and also their portion of the amount which the Trust deems to be the Unitholders' portion of foreign income taxes paid with respect to, or withheld from, dividends, interest or other income of the Trust from its foreign investments. Unitholders may then subtract from their federal income tax the amount of such taxes withheld, or else treat such foreign taxes as deductions from gross income; however, as in the case of investors receiving income directly from foreign sources, the above described tax credit or deduction is subject to certain limitations. A required holding period for such credits is imposed. Unitholders should consult their tax advisers regarding this election and its consequences to them.

   Under the Code, certain miscellaneous itemized deductions, such as investment expenses, tax return preparation fees and employee business expenses, will be deductible by individuals only to the extent they exceed 2% of adjusted gross income. Miscellaneous itemized deductions subject to this limitation under present law do not include expenses incurred by the Trust so long as the Units are held by or for 500 or more persons at all times during the taxable year or another exception is met. In the event the Units are held by fewer than 500 persons, additional taxable income may be realized by the individual (and other noncorporate) Unitholders in excess of the distributions received from the Trust.

   Distributions reinvested into additional Units of the Trust will be taxed to a Unitholder in the manner described above (i.e., as ordinary income, long-term capital gain or as a return of capital).

   Under certain circumstances a Unitholder may be able to request an in kind distribution upon termination of the Trust. Unitholders electing an in kind distribution of stock should be aware that the exchange is subject to taxation and Unitholders will recognize gain or loss based on the value of the Securities received. Investors electing an in kind distribution should consult their own tax advisers with regard to such transactions.

   The federal tax status of each year's distributions will be reported to Unitholders and to the Internal Revenue Service. Each Unitholder will be requested to provide the Unitholder's taxpayer identification number to the Trustee and to certify that the Unitholder has not been notified that payments to the Unitholder are subject to back-up withholding. If the proper taxpayer identification number and appropriate certification are not provided when requested, distributions to such Unitholder (including amounts received upon the redemption of Units) will be subject to back-up withholding.

   The foregoing discussion relates only to the federal income tax status of your Trust and to the tax treatment of distributions by the Trust to United States Unitholders.

   A Unitholder who is a foreign investor (i.e., an investor other than a United States citizen or resident or a United States corporation, partnership, estate or Trust) should be aware that, generally, subject to applicable tax treaties, distributions from a Trust which constitute dividends for Federal income tax purposes (other than dividends which the Trust designates as capital gain dividends) will be subject to United States income taxes, including withholding taxes. However, distributions received by a foreign investor from a Trust that are designated by the Trust as capital gain dividends should not be subject to United States Federal income taxes, including withholding taxes, if all of the following conditions are met (i) the capital gain dividend is not effectively connected with the conduct by the foreign investor of a trade or business within the United States, (ii) the foreign investor (if an individual) is not present in the United States for 183 days or more during his or her taxable year, and
(iii) the foreign investor provides all certification which may be required of his status (foreign investors may contact the Sponsor to obtain a Form W-8 which must be filed with the Trustee and refiled every three calendar years thereafter). Foreign investors should consult their tax advisers with respect to United States tax consequences of ownership of Units. Units in the Trust and Trust distributions may also be subject to state and local taxation and Unitholders should consult their tax advisers in this regard.

   Global Energy Trust, Series 2 and Subsequent Series. The following is a general discussion of certain of the federal income tax consequences of the purchase, ownership and disposition of the Units of your Trust. The summary is limited to investors who hold the Units as "capital assets" (generally, property held for investment within the meaning of Section 1221 of the Internal Revenue Code of 1986 (the "Code")). Unitholders should consult their tax advisers in determining the federal, state, local and any other tax consequences of the purchase, ownership and disposition of Units in the Trust. For purposes of the following discussion and opinion, it is assumed that each Security in the Trust is equity for federal income tax purposes.

   In the opinion of Chapman and Cutler, special counsel for the Sponsor, under existing law:

   1. The Trust is not an association taxable as a corporation for federal income tax purposes; each Unitholder will be treated as the owner of a pro rata portion of each of the assets of the Trust under the Code; and the income of the Trust will be treated as income of the Unitholders thereof under the Code. Each Unitholder will be considered to have received his pro rata share of income derived from each Security when such income is considered to be received by the Trust.
   2. Each Unitholder will have a taxable event when the Trust disposes of a Security (whether by sale, exchange, liquidation, redemption, or otherwise) or upon the sale or redemption of Units by such Unitholder (except to the extent an in kind distribution of stock is received by such Unitholder as described below). The price a Unitholder pays for his Units, generally including sales charges, is allocated among his pro rata portion of each Security held by the Trust (in proportion to the fair market values thereof on the valuation date nearest the date the Unitholder purchase his Units) in order to determine his initial tax basis for his pro rata portion of each Security held by the Trust. Unitholders should consult their own tax advisers with regard to calculation of basis. For federal income tax purposes, a Unitholder's pro rata portion of dividends as defined by Section 316 of the Code paid by a corporation with respect to a Security held by the Trust are taxable as ordinary income to the extent of such corporation's current and accumulated "earnings and profits". A Unitholder's pro rata portion of dividends paid on such Security which exceeds such current and accumulated earnings and profits will first reduce a Unitholder's tax basis in such Security, and to the extent that such dividends exceed a Unitholder's tax basis in such Equity Security shall generally be treated as capital gain. In general, the holding period for such capital gain will be determined by the period of time a Unitholder has held his Units.
   3. A Unitholder's portion of gain, if any, upon the sale or redemption of Units or the disposition of Securities held by the Trust will generally be considered a capital gain, except in the case of a dealer or a financial institution. A Unitholder's portion of loss, if any, upon the sale or redemption of Units or the disposition of Securities held by the Trust will generally be considered a capital loss (except in the case of a dealer or a financial institution). Unitholders should consult their tax advisers regarding the recognition of such capital gains and losses for federal income tax purposes.
   Dividends Received Deduction. A Unitholder will be considered to have received all of the dividends paid on his pro rata portion of each Security when such dividends are received by the Trust regardless of whether such dividends are used to pay a portion of a deferred sales charge. Unitholders will be taxed in this manner regardless of whether distributions from the Trust are actually received by the Unitholder or are automatically reinvested. A corporation that owns Units will generally be entitled to a 70% dividends received deduction with respect to such Unitholder's pro rata portion of dividends received by the Trust (to the extent such dividends are taxable as ordinary income, as discussed above, and are attributable to domestic corporations) in the same manner as if such corporation directly owned the Securities paying such dividends (other than corporate Unitholders, such as "S" corporations, which are not eligible for the deduction because of their special characteristics and other than for purposes of special taxes such as the accumulated earnings tax and the personal holding corporation tax). However, a corporation owning Units should be aware that Sections 246 and 246A of the Code impose additional limitations on the eligibility of dividends for the 70% dividends received deduction. These limitations include a requirement that stock (and therefore Units) must generally be held at least 46 days (as determined under Section 246(c) of the Code). Final regulations have been issued which address special rules that must be considered in determining whether the 46 day holding requirement is met. Moreover, the allowable percentage of the deduction will be reduced from 70% if a corporate Unitholder owns certain stock (or Units) the financing of which is directly attributable to indebtedness incurred by such corporation. To the extent dividends received by the Trust are attributable to foreign corporations, a corporation that owns Units will not be entitled to the dividends received deduction with respect to its pro rata portion of such dividends, since the dividends received deduction is generally available only with respect to dividends paid by domestic corporations. Unitholders should consult with their tax advisers with respect to the limitations on and possible modifications to the dividends received deduction.
   Limitations on Deductibility of Trust Expenses by Unitholders. Each Unitholder's pro rata share of each expense paid by the Trust is deductible by the Unitholder to the same extent as though the expense had been paid directly by him. As a result of the Tax Reform Act of 1986, certain miscellaneous itemized deductions, such as investment expenses, tax return preparation fees and employee business expenses will be deductible by an individual only to the extent they exceed 2% of such individual's adjusted gross income. Unitholders may be required to treat some or all of the expenses of the Trust as miscellaneous itemized deductions subject to this limitation. Unitholders should consult with their own tax advisers regarding the deductibility of Trust expenses.
   Recognition of Taxable Gain or Loss Upon Disposition of Securities by the Trust or Disposition of Units. As discussed above, a Unitholder may recognize taxable gain (or loss) when a Security is disposed of by the Trust or if the Unitholder disposes of a Unit. The Internal Revenue Service Restructing and Reform Act of 1998 (the "1998 Tax Act") provides that for taxpayers other than corporations, net capital gain (which is defined as net long-term capital gain over net short-term capital loss for the taxable year) realized from property (with certain exclusions) is subject to a maximum marginal stated tax rate of 20% (10% in the case of certain taxpayers in the lowest tax bracket). Capital gain or loss is long-term if the holding period for the asset is more than one year, and is short-term if the holding period for the asset is one year or less. The date on which a Unit is acquired (i.e., the "trade date") is excluded for purposes of determining the holding period of the Unit. Capital gains realized from assets held for one year or less are taxed at the same rates as ordinary income.
   In addition, please note that capital gains may be recharacterized as ordinary income in the case of certain financial transactions that are considered "conversion transactions" effective for transactions entered into after April 30, 1993. Unitholders and prospective investors should consult with their tax advisers regarding the potential effect of this provision on their investment in Units.
   If a Unitholder disposes of a Unit he is deemed thereby to have disposed of his entire pro rata interest in all assets of the Trust including his pro rata portion of all Securities represented by a Unit.
   The Taxpayer Relief Act of 1997 (the "1997 Tax Act") includes provisions that treat certain transactions designed to reduce or eliminate risk of loss and opportunities for gain (e.g., short sales, offsetting notional principal contracts, futures or forward contracts or similar transactions) as constructive sales for purposes of recognition of gain (but not of loss) and for purposes of determining the holding period. Unitholders should consult their own tax advisers with regard to any such constructive sales rules.
   Special Tax Consequences of In Kind Distributions Upon Redemption of Units or Termination of the Trust. As discussed in "Rights of Unitholders--Redemption of Units", under certain circumstances a Unitholder tendering Units for redemption may request an in kind distribution. A Unitholder may also under certain circumstances request an in kind distribution upon the termination of the Trust. See "Rights of Unitholders--Redemption of Units. As previously discussed, prior to the redemption of Units or the termination of the Trust, a Unitholder is considered as owning a pro rata portion of each of the Trust's assets for federal income tax purposes. The receipt of an in kind distribution will result in a Unitholder receiving an undivided interest in whole shares of stock plus, possibly, cash.
   The potential tax consequences that may occur under an in kind distribution with respect to each Security held by the Trust will depend on whether or not a Unitholder receives cash in addition to Securities. A "Security" for this purpose is a particular class of stock issued by a particular corporation. A Unitholder will not recognize gain or loss if a Unitholder only receives Securities in exchange for his or her pro rata portion in the Securities held by the Trust. However, if a Unitholder also receives cash in exchange for a fractional share of such Security held by the Trust, such Unitholder will generally recognize gain or loss based upon the difference between the amount of cash received by the Unitholder and his tax basis in such fractional share of a Security held by the Trust.
   Because the Trust will own many Securities, a Unitholder who requests an in kind distribution will have to analyze the tax consequences with respect to each Security owned by the Trust. The amount of taxable gain (or loss) recognized upon such exchange will generally equal the sum of the gain (or loss) recognized under the rules described above by such Unitholder with respect to each Security owned by the Trust. Unitholders who request an in kind distribution are advised to consult their tax advisers in this regard.
   Computation of the Unitholder's Tax Basis. Initially, a Unitholder's tax basis in his Units will generally equal the price paid by such Unitholder of his Units. The cost of the Units is allocated among the Securities held in the Trust in accordance with the proportion of the fair market values of such Securities on the valuation date nearest the date the Units are purchased in order to determine such Unitholder's tax basis for his pro rata portion of each Security.
   A Unitholder's tax basis in his Units and his pro rata portion of a Security held by the Trust will be reduced to the extent dividends paid with respect to such Security are received by the Trust which are not taxable as ordinary income as described above.
   Other Matters. Each Unitholder will be requested to provide the Unitholder's taxpayer identification number to the Trustee and to certify that the Unitholder has not been notified that payments to the Unitholder are subject to back-up withholding. If the proper taxpayer identification number and appropriate certification are not provided when requested, distributions by the Trust to such Unitholder (including amounts received upon the redemption of Units) will be subject to back-up withholding. Distributions by the Trust (other than those that are not treated as United States source income, if any) will generally be subject to United States income taxation and withholding in the case of Units held by non-resident alien individuals, foreign corporations or other non-United States persons. Such persons should consult their tax advisers.
   In general, income that is not effectively connected to the conduct of a trade or business within the United States that is earned by non-U.S. Unitholders and derived from dividends of foreign corporations will not be subject to U.S. withholding tax provided that less than 25 percent of the gross income of the foreign corporations for a three-year period ending with the close of its taxable year preceding payment was effectively connected to the conduct of a trade or business within the United States. In addition, such earnings may be exempt from U.S. withholding pursuant to a specific treaty between the United States and a foreign country. Non-U.S. Unitholders should consult their own tax advisers regarding the imposition of U.S. withholding on distributions from the Trust.
   It should be noted that payments to the Trust of dividends on Securities that are attributable to foreign corporations may be subject to foreign withholding taxes and Unitholders should consult their tax advisers regarding the potential tax consequences relating to the payment of any such withholding taxes by the Trust. Any dividends withheld as a result thereof will nevertheless be treated as income to the Unitholders. Because, under the grantor trust rules, an investor is deemed to have paid directly his share of foreign taxes that have been paid or accrued, if any, an investor may be entitled to a foreign tax credit or deduction for United States tax purposes with respect to such taxes. The 1997 Tax Act imposes a required holding period for such credits. Investors should consult their tax advisers with respect to foreign withholding taxes and foreign tax credits.
   At the termination of the Trust, the Trustee will furnish to each Unitholder of the Trust a statement containing information relating to the dividends received by the Trust on the Securities, the gross proceeds received by the Trust from the disposition of any Security (resulting from redemption or the sale of any Security), and the fees and expenses paid by the Trust. The Trustee will also furnish annual information returns to Unitholders and to the Internal Revenue Service.
   In the opinion of special counsel to the Trust for New York tax matters, the Trust is not an association taxable as a corporation and the income of the Trust will be treated as the income of the Unitholders under the existing income tax laws of the State and City of New York.
   The foregoing discussion relates only to the tax treatment of U.S. Unitholders ("U.S. Unitholders") with regard to federal and certain aspects of New York State and City income taxes. Unitholders may be subject to taxation in New York or in other jurisdictions and should consult their own tax advisers in this regard. As used herein, the term "U.S. Unitholder" means an owner of a Unit of the Trust that (a) is (i) for United States federal income tax purposes a citizen or resident of the United States, (ii) a corporation, partnership or other entity created or organized in or under the laws of the United States or of any political subdivision thereof, or (iii) an estate or trust the income of which is subject to United States federal income taxation regardless of its source or (b) does not qualify as a U.S. Unitholder in paragraph (a) but whose income from a Unit is effectively connected with such Unitholder's conduct of a United States trade or business. The term also includes certain former citizens of the United States whose income and gain on the Units will be taxable. Unitholders should consult their tax advisers regarding potential foreign, state or local taxation with respect to the Units.

 TRUST OPERATING EXPENSES

   Compensation of Sponsor and Evaluator. The Sponsor will not receive any fees in connection with its activities relating to the Trust. However, Van Kampen Investment Advisory Corp., which is an affiliate of the Sponsor, will receive an annual supervisory fee, payable as described under "Generalwhich is not to exceed the amount set forth under "Summary of Essential Financial Information" in Part One of this Prospectus, for providing portfolio supervisory services for the Trust. Such fee (which is based on the number of Units outstanding on January 1 of each year) may exceed the actual costs of providing such supervisory services for this Fund, but at no time will the total amount received for portfolio supervisory services rendered to Series 1 and subsequent series of the Fund in any calendar year exceed the aggregate cost to the Supervisor of supplying such services in such year. In addition, the Evaluator, which is a division of Van Kampen Investment Advisory Corp., shall receive as an annual per Unit evaluation fee, payable as described under "General", for regularly evaluating each Trust's portfolio that amount set forth under "Summary of Essential Financial Information" in Part One of this Prospectus (which is based on the outstanding number of Units on January 1 of each year). Both of the foregoing fees may be increased without approval of the Unitholders by amounts not exceeding proportionate increases under the category "All Services Less Rent of Shelter" in the Consumer Price Index published by the United States Department of Labor or, if such category is no longer published, in a comparable category. The Sponsor and dealers will receive sales commissions and may realize other profits (or losses) in connection with the sale of Units as described under "Public Offering--Sponsor and Dealer Compensation".

   Trustee's Fee. For its services the Trustee will receive as an annual per Unit fee from the Trust that amount set forth under "Summary of Essential Information" in Part One of this Prospectus (which is based on the outstanding number of units on January 1 of each year). The Trustee's fees are payable as described under "General". The Trustee benefits to the extent there are funds for future distributions, payment of expenses and redemptions in the Capital and Income Accounts since these Accounts are non-interest bearing and the amounts earned by the Trustee are retained by the Trustee. Part of the Trustee's compensation for its services to the Trust is expected to result from the use of these funds. Such fees may be increased without approval of the Unitholders by amounts not exceeding proportionate increases under the category "All Services Less Rent of Shelter" in the Consumer Price Index published by the United States Department of Labor or, if such category is no longer published, in a comparable category. For a discussion of the services rendered by the Trustee pursuant to its obligations under the Trust Agreement, see "Rights of Unitholders--Reports Provided" and "Trust Administration".

   Miscellaneous Expenses. Expenses incurred in establishing Series 2 and subsequent Series, including the cost of the initial preparation of documents relating to the Trust (including the Prospectus, Trust Agreement and certificates), federal and state registration fees, the initial fees and expenses of the Trustee, legal and accounting expenses, payment of closing fees and any other out-of-pocket expenses, will be paid by the respective Trust and amortized over the life of such Trust. The following additional charges are or may be incurred by the Trust: (a) normal expenses (including the cost of mailing reports to Unitholders) incurred in connection with the operation of a Trust,
(b) fees of the Trustee for extraordinary services, (c) expenses of the Trustee (including legal and auditing expenses) and of counsel designated by the Sponsor, (d) various governmental charges, (e) expenses and costs of any action taken by the Trustee to protect the Trust and the rights and interests of Unitholders, (f) indemnification of the Trustee for any loss, liability or expenses incurred in the administration of a Trust without negligence, bad faith or wilful misconduct on its part and (g) expenditures incurred in contacting Unitholders upon termination of the Trust. The Trust may pay the cost of updating its registration statement each year. Unit investment trust sponsors have historically paid these costs.

   General. All of the fees and expenses of each Trust will accrue on a daily basis and will be charged to such Trust, in arrears, on a monthly basis on or before the tenth day of each month. The fees and expenses of Series 1 are payable out of the Income Account or, if insufficient, out of the Capital Account of such Trust. The fees and expenses of Series 2 and subsequent Series are payable out of the Capital Account of such Trust. When such fees and expenses are paid by or owning to the Trustee, they are secured by a lien on the portfolio of the Trust. Since the Securities are all common stocks, and the income stream produced by dividend payments is unpredictable, the Sponsor cannot provide any assurance that dividends will be sufficient to meet any or all expenses of the Trust. If the balances in the Income and Capital Accounts are insufficient to provide for amounts payable by the Trust, the Trustee has the power to sell Securities to pay such amounts. These sales may result in capital gains or losses to Unitholders. See "Federal Taxation".

 PUBLIC OFFERING

   General. Units are offered at the Public Offering Price. The secondary market Public Offering Price is based on the aggregate underlying value of the Securities in the Trust, an applicable sales charge, and cash, if any, in the Income and Capital Accounts held or owned by the Trust. The current sales charge applicable to Units is described in Part One of this Prospectus under "Summary of Essential Financial Information".

   Employees, officers and directors (including their spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law and trustees, custodians or fiduciaries for the benefit of such persons) of Van Kampen Funds Inc. and its affiliates, dealers and their affiliates, and vendors providing services to the Sponsor may purchase Units at the Public Offering Price less the applicable dealer concession.

   Units may be purchased in the secondary market at the Public Offering Price (for purchases which do not qualify for a sales charge reduction for quantity purchases) less the concession the Sponsor typically allows to brokers and dealers for purchases (see "Trust Administration--General--Unit Distribution") by (1) investors who purchase Units through registered investment advisers, certified financial planners and registered broker-dealers who in each case either charge periodic fees for financial planning, investment advisory or asset management services, or provide such services in connection with the establishment of an investment account for which a comprehensive "wrap fee" charge is imposed, (2) bank trust departments investing funds over which they exercise exclusive discretionary investment authority and that are held in a fiduciary, agency, custodial or similar capacity, (3) any person who for at least 90 days, has been an officer, director or bona fide employee of any firm offering Units for sale to investors or their immediate family members (as described above) and (4) officers and directors of bank holding companies that make Units available directly or through subsidiaries or bank affiliates. Notwithstanding anything to the contrary in this Prospectus, such investors, bank trust departments, firm employees and bank holding company officers and directors who purchase Units through this program will not receive sales charge reductions for quantity purchases.

   Offering Price. The Public Offering Price of the Units will vary from the amounts stated under "Summary of Essential Financial Information" in Part One of this Prospectus in accordance with fluctuations in the prices of the underlying Securities in the Trust.

   The price of the Units as of the opening of business on the date stated in the "Summary of Essential Financial Information" in Part One of this Prospectus was established by adding to the determination of the aggregate underlying value of the Securities that amount specified under "Summary of Essential Financial Information" in Part One and dividing the sum so obtained by the number of Units outstanding. The Public Offering Price shall include the proportionate share of any cash held in the Capital Account. This computation produced a gross sales commission initially equal to that amount specified under "Summary of Essential Financial Information" in Part One. The Evaluator will appraise or cause to be appraised daily the value of the underlying Securities as of the close of trading on the New York Stock Exchange (which is presently 4:00 P.M. New York time) on days the New York Stock Exchange is open and will adjust the Public Offering Price of the Units commensurate with such valuation. Such Public Offering Price will be effective for all orders received at or prior to the close of trading on the New York Stock Exchange on each such day. Orders received by the Trustee, Sponsor or any dealer for purchases, sales or redemptions after that time, or on a day when the New York Stock Exchange is closed, will be held until the next determination of price. Such sales charge will be reduced annually, as set forth in "Summary of Essential Financial Information" in Part One of this Prospectus, by .5 of 1% to a minimum sales charge of 1.5% (3.0% for Series 2 and subsequent Series).

   The value of the Equity Securities is determined on each business day by the Evaluator based on the closing sale prices on the day the valuation is made or, if no such price exists, at the bid prices on the day the valuation is made.

   In offering the Units to the public, neither the Sponsor nor any broker-dealers are recommending any of the individual Securities in the Trust but rather the entire pool of Securities, taken as a whole, which are represented by the Units.

   Unit Distribution. Units repurchased in the secondary market, if any, may be offered by this Prospectus at the secondary market Public Offering Price in the manner described.

   Broker-dealers or others will be allowed a concession or agency commission of 70% of the sale charge in connection with the distribution of Units.

   Certain commercial banks are making Units of the Trust available to their customers on an agency basis. A portion of the sales charge (equal to the agency commission referred to above) is retained by or remitted to the banks. Under the Glass-Steagall Act, banks are prohibited from underwriting Units; however, the Glass-Steagall Act does permit certain agency transactions and the banking regulators have not indicated that these particular agency transactions are not permitted under such Act. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.

   To facilitate the handling of transactions, sales of Units shall normally be limited to transactions involving a minimum of 100 Units and 25 Units for a tax-sheltered retirement plan. The Sponsor reserves the right to reject, in whole or in part, any order for the purchase of Units and to change the amount of the concession or agency commission to dealers and others from time to time.

   Sponsor and Dealer Compensation. The Sponsor and dealers will receive the gross sales commission as described under "Public Offering--General" above. Cash, if any, made available to the Sponsor prior to the date of settlement for the purchase of Units may be used in the Sponsor's business and may be deemed to be a benefit to the Sponsor, subject to the limitations of the Securities Exchange Act of 1934.

   As stated under "Public Market" below, the Sponsor intends to, and certain dealers may, maintain a secondary market for Units of each Trust. In so maintaining a market, the Sponsor and any such dealers will also realize profits or sustain losses in the amount of any difference between the price at which Units are purchased and the price at which Units are resold. In addition, the Sponsor and any such dealers will also realize profits or sustain losses resulting from a redemption of such repurchased Units at a price above or below the purchase price for such Units, respectively.

   Public Market. Although they are not obligated to do so, the Sponsor intends to maintain a market for the Units offered hereby and offer continuously to purchase Units at prices subject to change at any time, based upon the aggregate underlying value of the Equity Securities in the Trust. The Sponsor does not intend to maintain a market for Units during the final six months of a Trust's term. If the supply of Units exceeds demand or if some other business reason warrants it, the Sponsor may either discontinue all purchases of Units or discontinue purchases of Units at such prices. In the event that a market is not maintained for the Units and the Unitholder cannot find another purchaser, a Unitholder desiring to dispose of his Units may be able to dispose of such Units only by tendering them to the Trustee for redemption at the Redemption Price. See "Rights of Unitholders--Redemption of Units". A Unitholder who wishes to dispose of his Units should inquire of his broker as to current market prices in order to determine whether there is in existence any price in excess of the Redemption Price and, if so, the amount thereof.

   Tax-Sheltered Retirement Plans. Units of the Trust are available for purchase in connection with certain types of tax-sheltered retirement plans, including Individual Retirement Accounts for individuals, Simplified Employee Pension Plans for employees, qualified plans for self-employed individuals, and qualified corporate pension and profit sharing plans for employees. The purchase of Units of the Trust may be limited by the plans' provisions and does not itself establish such plans. The minimum purchase in connection with a tax-sheltered retirement plan is 25 Units of the Trust.

 RIGHTS OF UNITHOLDERS

   Certificates. The Trustee is authorized to treat as the record owner of Units that person who is registered as such owner on the books of the Trustee. Ownership of Units of the Trust is evidenced by separate registered certificates executed by the Trustee and the Sponsor. Certificates are transferable by presentation and surrender to the Trustee properly endorsed or accompanied by a written instrument or instruments of transfer. A Unitholder must sign exactly as his name appears on the face of the certificate with the signature guaranteed by a participant in the Securities Transfer Agents Medallion Program ("STAMP") or such other signature guarantee program in addition to, or in substitution for, STAMP, as may be accepted by the Trustee. In certain instances the Trustee may require additional documents such as, but not limited to, trust instruments, certificates of death, appointments as executor or administrator or certificates of corporate authority. Certificates will be issued in denominations of one Unit or any multiple thereof.

   Although no such charge is now made or contemplated, the Trustee may require a Unitholder to pay a reasonable fee for each certificate reissued or transferred and to pay any governmental charge that may be imposed in connection with each such transfer or interchange. Destroyed, stolen, mutilated or lost certificates will be replaced upon delivery to the Trustee of satisfactory indemnity, evidence of ownership and payment of expenses incurred. Mutilated certificates must be surrendered to the Trustee for replacement.

   Distributions of Income and Capital. Any dividends received by the Trust with respect to the Equity Securities therein are credited by the Trustee to the Income Account. Other receipts (e.g., capital gains, proceeds from the sale of Securities, return of principal, etc.) are credited to the Capital Account. The Trustee will distribute any net income received with respect to any of the Securities in the Trust on or about the Income Distribution Dates to Unitholders of record on the preceding Income Record Dates. See "Summary of Essential Financial Information" in Part One of the Prospectus. Proceeds received on the sale of any Securities in the Trust, to the extent not used to meet redemptions of Units or pay expenses, will be distributed annually on the Capital Account Distribution Date to Unitholders of record on the preceding Capital Account Record Date. Proceeds received from the disposition of any of the Securities after a record date and prior to the following distribution date will be held in the Capital Account and not distributed until the next distribution date applicable to such Capital Account. The Trustee is not required to pay interest on funds held in the Capital or Income Accounts (but may itself earn interest thereon and therefore benefits from the use of such funds).

   The distribution to the Unitholders as of each record date will be made on the following distribution date or shortly thereafter and shall consist of an amount substantially equal to such portion of the Unitholders' pro rata share of the cash in the Income Account after deducting estimated expenses, if applicable. Because dividends are not received by the Trust at a constant rate throughout the year, such distributions to Unitholders are expected to fluctuate from distribution to distribution. Persons who purchase Units will commence receiving distributions only after such person becomes a record owner. A person will become the owner of Units, and thereby a Unitholder of record, on the date of settlement provided payment has been received. Notification to the Trustee of the transfer of Units is the responsibility of the purchaser, but in the normal course of business such notice is provided by the selling broker-dealer.

   On or before the tenth day of each month, the Trustee will deduct from the Income Account and, to the extent funds are not sufficient therein, from the Capital Account amounts necessary to pay the expenses of the Trust (as determined on the basis set forth under "Trust Operating Expenses"). The Trustee will deduct amounts necessary to pay the expenses of Series 2 and subsequent Series from the Capital Account only. The Trustee also may withdraw from said accounts such amounts, if any, as it deems necessary to establish a reserve for any governmental charges payable out of the Trust. Amounts so withdrawn shall not be considered a part of a Trust's assets until such time as the Trustee shall return all or any part of such amounts to the appropriate accounts. In addition, the Trustee may withdraw from the Income and Capital Accounts such amounts as may be necessary to cover redemptions of Units.

   Reinvestment Option. Unitholders may elect to have each distribution of interest income, capital gains and/or principal on their Units automatically reinvested in shares of certain Van Kampen mutual funds which are registered in the Unitholder's state of residence. Such mutual funds are hereinafter collectively referred to as the "Reinvestment Funds".

   Each Reinvestment Fund has investment objectives which differ in certain respects from those of the Trusts. The prospectus relating to each Reinvestment Fund describes the investment policies of such fund and sets forth the procedures to follow to commence reinvestment. A Unitholder may obtain a prospectus for the respective Reinvestment Funds from Van Kampen Funds Inc. at One Parkview Plaza, Oakbrook Terrace, Illinois 60181. Texas residents who desire to reinvest may request that a broker-dealer registered in Texas send the prospectus relating to the respective fund.

   After becoming a participant in a reinvestment plan, each distribution of interest income, capital gains and/or principal on the participant's Units will, on the applicable distribution date, automatically be applied, as directed by such person, as of such distribution date by the Trustee to purchase shares (or fractions thereof) of the applicable Reinvestment Fund at a net asset value as computed as of the close of trading on the New York Stock Exchange on such date. Unitholders with an existing Guaranteed Reinvestment Option (GRO) Program account (whereby a sales charge is imposed on distribution reinvestments) may transfer their existing account into a new GRO account which allows purchases of Reinvestment Fund shares at net asset value as described above.

   Confirmations of all reinvestments by a Unitholder into a Reinvestment Fund will be mailed to the Unitholder by such Reinvestment Fund. A participant may at any time prior to five days preceding the next succeeding distribution date, by so notifying the Trustee in writing, elect to terminate his or her reinvestment plan and receive future distributions of his or her Units in cash. There will be no charge or other penalty for such termination. Each Reinvestment Fund, its sponsor and investment adviser shall have the right to terminate at any time the reinvestment plan relating to such fund.

   Unitholders of the Trust may elect to have each distribution of income, capital gains and/or capital on their Units automatically reinvested in additional Units of such Trust without a sales charge (to the extent Units may be lawfully offered for sale in the state in which the Unitholder resides). To participate in the reinvestment plan, a Unitholder may either contact his or her broker or agent or file with the Trustee a written notice of election at least ten days prior to the Record Date for which the first distribution is to apply. A Unitholder's election to participate in the reinvestment plan will apply to all Units of the applicable Trust owned by such Unitholder and such election will remain in effect until changed by the Unitholder.

   Reinvestment plan distributions may be reinvested in Units of the Trust already held in inventory by the Sponsor (see "Public Offering--Public Market") or, until such time as additional Units cease to be issued by the Trust (see "The Trust"), distributions may be reinvested in such additional Units. If Units are unavailable in the secondary market, distributions which would otherwise have been reinvested shall be paid in cash to the Unitholder on the applicable Distribution Date.

   Under the reinvestment plan, the Trust will pay the Unitholder's distributions to the Trustee which in turn will purchase for such Unitholder full and fractional Units of the Trust and will send such Unitholder a statement reflecting the reinvestment.

   A participant may at any time prior to five days preceding the next succeeding distribution date, by so notifying the Trustee in writing, elect to terminate his or her reinvestment plan and receive future distributions on his or her Units in cash. There will be no charge or other penalty for such termination. Each Reinvestment Fund, its sponsor and its investment adviser shall have the right to terminate at any time the reinvestment plan relating to such Reinvestment Fund and the Sponsor shall have the right to suspend or terminate the reinvestment plan for reinvestment in additional Units of the Trust at any time.

   Reports Provided. The Trustee shall furnish Unitholders in connection with each distribution a statement of the amount of income and the amount of other receipts (received since the preceding distribution), if any, being distributed, expressed in each case as a dollar amount representing the pro rata share of each Unit outstanding. For as long as the Sponsor deems it to be in the best interest of the Unitholders, the accounts of the Trust shall be audited, not less frequently than annually, by independent certified public accountants, and the report of such accountants shall be furnished by the Trustee to Unitholders upon request. Within a reasonable period of time after the end of each calendar year, the Trustee shall furnish to each person who at any time during the calendar year was a registered Unitholder a statement (i) as to the Income
Account: income received, deductions for applicable taxes and for fees and expenses of the Trust, for redemptions of Units, if any, and the balance remaining after such distributions and deductions, expressed in each case both as a total dollar amount and as a dollar amount representing the pro rata share of each Unit outstanding on the last business day of such calendar year; (ii) as to the Capital Account: the dates of disposition of any Securities (other than pursuant to In Kind Distributions) and the net proceeds received therefrom, the results of In Kind Distributions in connection with redemptions of Units, if any, deductions for payment of applicable taxes and fees and expenses of the Trust held for distribution to Unitholders of record as of a date prior to the determination and the balance remaining after such distributions and deductions expressed both as a total dollar amount and as a dollar amount representing the pro rata share of each Unit outstanding on the last business day of such calendar year; (iii) a list of the Securities held and the number of Units outstanding on the last business day of such calendar year; (iv) the Redemption Price per Unit based upon the last computation thereof made during such calendar year; and (v) amounts actually distributed during such calendar year from the Income and Capital Accounts, separately stated, expressed as total dollar amounts.

   In order to comply with federal and state tax reporting requirements, Unitholders will be furnished, upon request to the Trustee, evaluations of the Securities in a Trust furnished to it by the Evaluator.

   Redemption of Units. A Unitholder may redeem all or a portion of his Units by tender to the Trustee at its Unit Investment Trust Division, 101 Barclay Street, 20th Floor, New York, New York 10286 of the certificates representing the Units to be redeemed, duly endorsed or accompanied by proper instruments of transfer with signature guaranteed (or by providing satisfactory indemnity, as in connection with lost, stolen or destroyed certificates) and by payment of applicable governmental charges, if any. No redemption fee will be charged. On the third business day following such tender the Unitholder will be entitled to receive in cash (unless the redeeming Unitholder elects an In Kind Distribution as indicated below) an amount for each Unit equal to the Redemption Price per Unit next computed after receipt by the Trustee of such tender of Units. The "date of tender" is deemed to be the date on which Units are received by the Trustee, except that as regards Units received after the close of trading on the New York Stock Exchange (which is currently 4:00 P.M. New York time) the date of tender is the next day on which such Exchange is open for trading and such Units will be deemed to have been tendered to the Trustee on such day for redemption at the redemption price computed on that day.

   The Trustee is empowered to sell Securities in order to make funds available for redemption if funds are not otherwise available in the Capital and Income Accounts to meet redemptions. The Securities to be sold will be selected by the Trustee from those designated on a current list provided by the portfolio supervisor for this purpose. Units so redeemed shall be cancelled.

   Unitholders tendering 1,000 Units or more for redemption may request from the Trustee in lieu of a cash redemption a distribution in kind ("In Kind Distributions") of an amount and value of Securities per Unit equal to the Redemption Price per Unit as determined as of the evaluation next following the tender. An In Kind Distribution on redemption of Units will be made by the Trustee through the distribution of each of the Securities in book-entry form to the account of the Unitholder's bank or broker-dealer at Depository Trust Company. The tendering Unitholder will receive his pro rata number of whole shares of each of the Securities comprising the portfolio and cash from the Capital Account equal to the fractional shares to which the tendering Unitholder is entitled. In implementing these redemption procedures, the Trustee shall make any adjustments necessary to reflect differences between the Redemption Price of the Securities distributed in kind as of the date of tender. If funds in the Capital Account are insufficient to cover the required cash distribution to the tendering Unitholder, the Trustee may sell Securities according to the criteria discussed above. For the tax consequences related to an In Kind Distribution see "Federal Taxation."

   To the extent that Securities are redeemed in kind or sold, the size of the Trust will be, and the diversity of such Trust may be, reduced. Sales may be required at a time when Securities would not otherwise be sold and may result in lower prices than might otherwise be realized. The price received upon redemption may be more or less than the amount paid by the Unitholder depending on the value of the Securities in the portfolio at the time of redemption. Special federal income tax consequences will result if a Unitholder requests an In Kind Distribution. See "Federal Taxation".

   The Redemption Price per Unit and the secondary market repurchase price per Unit are equal to the pro rata share of each Unit in each Trust determined on the basis of (i) the cash on hand in the Trust, (ii) the value of the Securities in the Trust and (iii) dividends receivable on the Securities in the Trust trading ex-dividend as of the date of computation, less (a) amounts representing taxes or other governmental charges payable out of the Trust, (b) the accrued expenses of the Trust and (c) any unpaid deferred sales charge payments. During the initial offering period, the redemption price and the secondary market repurchase price will include estimated organizational and offering costs. For these purposes, the Evaluator may determine the value of the Securities in the following manner: If the Securities are listed on a national or foreign securities exchange or the Nasdaq Stock Market, Inc., this evaluation is generally based on the closing sale prices on that exchange or market (unless it is determined that these prices are inappropriate as a basis for valuation) or, if there is no closing sale price on that exchange or market, at the closing bid prices. If the Securities are not so listed or, if so listed and the principal market therefor is other than on the exchange or market, the evaluation may be based on the current bid price on the over-the-counter market. If current bid prices are unavailable or inappropriate, the evaluation may be determined (a) on the basis of current bid prices for comparable securities, (b) by appraising the Securities on the bid side of the market or (c) by any combination of the above. The value of any foreign securities is based on the applicable currency exchange rate as of the Evaluation Time.

   As stated above, the Trustee may sell Securities to cover redemptions. When Securities are sold, the size and the diversity of the Trust will be reduced. Such sales may be required at a time when Securities would not otherwise be sold and might result in lower prices than might otherwise be realized.

   The right of redemption may be suspended and payment postponed for any period during which the New York Stock Exchange is closed, other than for customary weekend and holiday closings, or any period during which the Securities and Exchange Commission determines that trading on that Exchange is restricted or an emergency exists, as a result of which disposal or evaluation of the Securities in the Trust is not reasonably practicable, or for such other periods as the Securities and Exchange Commission may by order permit.

 TRUST ADMINISTRATION

 Sponsor Purchases of Units. The Trustee shall notify the Sponsor of any tender of Units for redemption. If the Sponsor's bid in the secondary market at that time equals or exceeds the Redemption Price per Unit, it may purchase such Units by notifying the Trustee before the close of business on the next succeeding business day and by making payment therefor to the Unitholder not later than the day on which the Units would otherwise have been redeemed by the Trustee. Units held by the Sponsor may be tendered to the Trustee for redemption as any other Units.

   The offering price of any Units acquired by the Sponsor will be in accord with the Public Offering Price described in the then currently effective prospectus describing such Units. Any profit resulting from the resale of such Units will belong to the Sponsor which likewise will bear any loss resulting from a lower offering or redemption price subsequent to its acquisition of such Units.

   Portfolio Administration. The portfolio of the Fund are not "managed" by the Sponsor, Supervisor or the Trustee; their activities described herein are governed solely by the provisions of the Trust Agreement. The Trust Agreement provides that the Sponsor may (but need not) direct the Trustee to dispose of an Equity Security in the event that an issuer defaults in the payment of a dividend that has been declared, that any action or proceeding has been instituted restraining the payment of dividends or there exists any legal question or impediment affecting such Equity Security, that the issuer of the Equity Security has breached a covenant which would affect the payments of dividends, the credit standing of the issuer or otherwise impair the sound investment character of the Equity Security, that the issuer has defaulted on the payment on any other of its outstanding obligations, that the price of the Equity Security has declined to such an extent or other such credit factors exist so that in the opinion of the Sponsor, the retention of such Equity Securities would be detrimental to a Trust. In addition, the Sponsor will instruct the Trustee to dispose of certain Securities and to take such further action as may be needed from time to time to ensure that Series 1 continues to satisfy the qualifications of a regulated investment company, including the requirements with respect to diversification under Section 851 of the Internal Revenue Code. Except as stated under "Trust Portfolio--General" for failed securities, the acquisition by the Fund of any securities other than the Securities is prohibited. Pursuant to the Trust Agreement and with limited exceptions, the Trustee may sell any securities or other properties acquired in exchange for Equity Securities such as those acquired in connection with a merger or other transaction. If offered such new or exchanged securities or property, the Trustee shall reject the offer. However, in the event such securities or property are nonetheless acquired by a Trust, they may be accepted for deposit in such Trust and either sold by the Trustee or held in such Trust pursuant to the direction of the Sponsor (who may rely on the advice of the Supervisor). Proceeds from the sale of Securities (or any securities or other property received by the Fund in exchange for Equity Securities) are credited to the applicable Capital Account for distribution to Unitholders or to meet redemptions.


   As indicated under "Rights of Unitholders" above, the Trustee may also sell Securities designated by the Supervisor, or if not so directed, in its own discretion, for the purpose of redeeming Units of a Trust tendered for redemption and the payment of expenses.

   When the Trust sells Securities, the composition and diversity of the Equity Securities may be altered. In order to obtain the best price for the Trust, it may be necessary for the Supervisor to specify minimum amounts (generally 100 shares) in which blocks of Equity Securities are to be sold.

   Amendment or Termination. The Trust Agreement may be amended by the Trustee and the Sponsor without the consent of any of the Unitholders (1) to cure any ambiguity or to correct or supplement any provision thereof which may be defective or inconsistent, or (2) to make such other provisions as shall not adversely affect the Unitholders, (as determined in good faith by the Sponsor and the Trustee) provided, however, that the Trust Agreement may not be amended to increase the number of Units. The Trust Agreement may also be amended in any respect by the Trustee and Sponsor, or any of the provisions thereof may be waived, with the consent of the holders of 51% of the Units then outstanding, provided that no such amendment or waiver will reduce the interest in the Trust of any Unitholder without the consent of such Unitholder or reduce the percentage of Units required to consent to any such amendment or waiver without the consent of all Unitholders. The Trustee shall advise the Unitholders of any amendment promptly after execution thereof.

   A Trust may be liquidated (1) at any time by consent of Unitholders representing 66 2/3% of the Units then outstanding, or (2) by the Trustee when the value of the Trust, as shown by any evaluation, is less than that indicated under "Summary of Essential Financial Information" in Part One of the Prospectus. The Trust Agreement will terminate upon the sale or other disposition of the last Security held thereunder, but in no event will it continue beyond the Mandatory Termination Date stated under "Summary of Essential Financial Information" in Part One of this Prospectus.

   Commencing on the Mandatory Termination Date, Equity Securities will begin to be sold in connection with the termination of the Trusts. The Sponsor will determine the manner, timing and execution of the sales of the Equity Securities. Written notice of any termination specifying the time or times at which Unitholders may surrender their certificates for cancellation, if any are then issued and outstanding, shall be given by the Trustee to each Unitholder so holding a certificate at his address appearing on the registration books of the Fund maintained by the Trustee. At least 30 days before the Mandatory Termination Date the Trustee will provide written notice thereof to all Unitholders and will include with such notice a form to enable Unitholders owning 1,000 or more Units to request an In Kind Distribution rather than payment in cash upon the termination of the Trust. To be effective, this request must be returned to the Trustee at least five business days prior to the Mandatory Termination Date. On the Mandatory Termination Date (or on the next business day thereafter if a holiday) the Trustee will deliver each requesting Unitholder's pro rata number of whole shares of each of the Equity Securities in the portfolio to the account of the broker-dealer or bank designated by the Unitholder at Depository Trust Company. The value of the Unitholder's fractional shares of the Equity Securities will be paid in cash. Unitholders with less than 1,000 Units and those not requesting an In Kind Distribution will receive a cash distribution from the sale of the remaining Equity Securities within a reasonable time following the Mandatory Termination Date. The Trustee will deduct from the funds of the Trust any accrued costs, expenses, advances or indemnities provided by the Trust Agreement, including estimated compensation of the Trustee, costs of liquidation and any amounts required as a reserve to provide for payment of any applicable taxes or other governmental charges. Any sale of Equity Securities in the Trust upon termination may result in a lower amount than might otherwise be realized if such sale were not required at such time. The Trustee will then distribute to each Unitholder his pro rata share of the balance of the Income and Capital Accounts.

   Within 60 days of the final distribution, Unitholders will be furnished a final distribution statement, in substantially the same form as the annual distribution statement, of the amount distributable. At such time as the Trustee in its sole discretion will determine that any amounts held in reserve are no longer necessary, it will make distribution thereof to Unitholders in the same manner.

   Limitations on Liabilities. The Sponsor, the Evaluator, the Supervisor and the Trustee shall be under no liability to Unitholders for taking any action or for refraining from taking any action in good faith pursuant to the Trust Agreement, or for errors in judgment, but shall be liable only for their own willful misfeasance, bad faith or negligence (negligence in the case of the Trustee) in the performance of their duties or by reason of their reckless disregard of their obligations and duties hereunder. The Trustee shall not be liable for depreciation or loss incurred by reason of the sale by the Trustee of any of the Securities. In the event of the failure of the Sponsor to act under the Trust Agreement, the Trustee may act thereunder and shall not be liable for any action taken by it in good faith under the Trust Agreement.

   The Trustee shall not be liable for any taxes or other governmental charges imposed upon or in respect of the Securities or upon the interest thereon or upon it as Trustee under the Trust Agreement or upon or in respect of the Trust which the Trustee may be required to pay under any present or future law of the United States of America or of any other taxing authority having jurisdiction. In addition, the Trust Agreement contains other customary provisions limiting the liability of the Trustee.

   The Trustee, Sponsor, Supervisor and Unitholders may rely on any evaluation furnished by the Evaluator and shall have no responsibility for the accuracy thereof. Determinations by the Evaluator under the Trust Agreement shall be made in good faith upon the basis of the best information available to it, provided, however, that the Evaluator shall be under no liability to the Trustee, Sponsor or Unitholders for errors in judgment. This provision shall not protect the Evaluator in any case of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

   Sponsor. Van Kampen Funds Inc., a Delaware corporation, is the Sponsor of the Trust. The Sponsor is an indirect subsidiary of Van Kampen Investments Inc. Van Kampen Investments Inc. is a wholly owned subsidiary of MSAM Holdings II, Inc., which in turn is a wholly owned subsidiary of Morgan Stanley Dean Witter & Co. ("MSDW").

     MSDW, together with various of its directly and indirectly owned subsidiaries, is engaged in a wide range of financial services through three primary businesses: securities, asset management and credit services. These principal businesses include securities underwriting, distribution and trading; merger, acquisition, restructuring and other corporate finance advisory activities; merchant banking; stock brokerage and research services; asset management; trading of futures, options, foreign exchange commodities and swaps (involving foreign exchange, commodities, indices and interest rates); real estate advice, financing and investing; global custody, securities clearance services and securities lending; and credit card services.
     Van Kampen Funds Inc. specializes in the underwriting and distribution of unit investment trusts and mutual funds with roots in money management dating back to 1926. The Sponsor is a member of the National Association of Securities Dealers, Inc. and has offices at One Parkview Plaza, Oakbrook Terrace, Illinois 60181, (630) 684-6000 and 2800 Post Oak Boulevard, Houston, Texas 77056, (713)
993-0500. As of November 30, 1999, the total stockholders' equity of Van Kampen Funds Inc. was $141,554,861 (audited). (This paragraph relates only to the Sponsor and not to the Trust or to any other Series thereof. The information is included herein only for the purpose of informing investors as to the financial responsibility of the Sponsor and its ability to carry out its contractual obligations. More detailed financial information will be made available by the Sponsor upon request.)

     As of March 31, 1999, the Sponsor and its Van Kampen affiliates managed or supervised approximately $75 billion of investment products. The Sponsor and its Van Kampen affiliates managed $64 billion of assets, consisting of $36.6 billion for 50 open-end mutual funds, $19.5 billion for 39 closed-end funds and $8.2 billion for 106 institutional accounts. The Sponsor has also deposited more than 3,200 unit trusts amounting to approximately $35.4 billion of assets. All of Van Kampen's open-end funds, closed-ended funds and unit investment trusts are professionally distributed by leading financial firms nationwide. Based on cumulative assets deposited, the Sponsor believes that it is the largest sponsor of insured municipal unit investment trusts, primarily through the success of its Insured Municipals Income Trust(R) or the IM-IT(R) trust. The Sponsor also provides surveillance or evaluation services at cost for approximately $13.4 billion of unit investment trust assets outstanding. Since 1976, the Sponsor has serviced over two million investor accounts, opened through retail distribution firms.
   If the Sponsor shall fail to perform any of its duties under the Trust Agreement or become incapable of acting or shall become bankrupt or its affairs are taken over by public authorities, then the Trustee may (i) appoint a successor Sponsor at rates of compensation deemed by the Trustee to be reasonable and not exceeding amounts prescribed by the Securities and Exchange Commission, (ii) terminate the Trust Agreement and liquidate the Trusts as provided therein or (iii) continue to act as Trustee without terminating the Trust Agreement.

   All costs and expenses incurred in creating and establishing Series 1, including the cost of the initial preparation, printing and execution of the Trust Agreement and the certificates, legal and accounting expenses, advertising and selling expenses, expenses of the Trustee, initial evaluation fees and other out-of-pocket expenses have been borne by the Sponsor at no cost to such Trust.

   Trustee. The Trustee is The Bank of New York, a trust company organized under the laws of New York. The Bank of New York has its unit investment trust division offices at 101 Barclay Street, New York, New York 10286 (800) 221-7668. The Bank of New York is subject to supervision and examination by the Superintendent of the Banks of the State of New York and the Board of Governors of the Federal Reserve System, and its deposits are insured by the Federal Deposit Insurance Corporation to the extent permitted by law.

   The duties of the Trustee are primarily ministerial in nature. It did not participate in the selection of Securities for the trust portfolio.

   In accordance with the Trust Agreement, the Trustee shall keep proper books of record and account of all transactions at its office for the Trust. Such records shall include the name and address of, and the number of Units of the Trust held by, every Unitholder of such Trust. Such books and records shall be open to inspection by any Unitholder at all reasonable times during the usual business hours. The Trustee shall make such annual or other reports as may from time to time be required under any applicable state or federal statute, rule or regulation (see "Rights of Unitholders--Reports Provided"). The Trustee is required to keep a certified copy or duplicate original of the Trust Agreement on file in its office available for inspection at all reasonable times during the usual business hours by any Unitholder, together with a current list of the Securities held in the Trust.

   Under the Trust Agreement, the Trustee or any successor trustee may resign and be discharged of its responsibilities created by the Trust Agreement by executing an instrument in writing and filing the same with the Sponsor. The Trustee or successor trustee must mail a copy of the notice of resignation to all Unitholders then of record, not less than 60 days before the date specified in such notice when such resignation is to take effect. The Sponsor upon receiving notice of such resignation is obligated to appoint a successor trustee promptly. If, upon such resignation, no successor trustee has been appointed and has accepted the appointment within 30 days after notification, the retiring Trustee may apply to a court of competent jurisdiction for the appointment of a successor. The Sponsor may remove the Trustee and appoint a successor trustee as provided in the Trust Agreement at any time with or without cause. Notice of such removal and appointment shall be mailed to each Unitholder by the Sponsor. Upon execution of a written acceptance of such appointment by such successor trustee, all the rights, powers, duties and obligations of the original trustee shall vest in the successor. The resignation or removal of a Trustee becomes effective only when the successor trustee accepts its appointment as such or when a court of competent jurisdiction appoints a successor trustee.

   Any corporation into which a Trustee may be merged or with which it may be consolidated, or any corporation resulting from any merger or consolidation to which a Trustee shall be a party, shall be the successor trustee. The Trustee must be a banking corporation organized under the laws of the United States or any state and having at all times an aggregate capital, surplus, and undivided profits of not less than $5,000,000.

 OTHER MATTERS

   Legal Opinions. The legality of the Units offered hereby has been passed upon by Chapman and Cutler, 111 West Monroe Street, Chicago, Illinois 60603, as counsel for the Sponsor.

   Independent Certified Public Accountants. The statement of condition and the related securities portfolio included in Part One of this Prospectus have been audited by Grant Thornton LLP, independent certified public accountants, as set forth in their report in Part One of this Prospectus, and are included herein in reliance upon the authority of said firm as experts in accounting and auditing.


No person is authorized to give any information or to make any representations not contained in this Prospectus; and any information or representation not contained herein must not be relied upon as having been authorized by the Trust, the Sponsor or dealers. This Prospectus does not constitute an offer to sell, or a solicitation of any offer to buy, securities in any state to any persons to whom it is not lawful to make such offer in such state.


Table of Contents                                           Page
-----------------                                           ----

The Trust                                                      2
Objectives and Securities Selection                            2
Trust Portfolio                                                2
Risk Factors                                                   2
Federal Taxation                                               4
Trust Operating Expenses                                       7
Public Offering                                                8
Rights of Unitholders                                          9
Trust Administration                                          11
Other Matters                                                 13


This Prospectus contains information concerning the Fund and the Sponsor, but does not contain all of the information set forth in the registration statements and exhibits relating thereto, which the Fund has filed with the Securities and Exchange Commission, Washington, D.C. under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.


                                                                      GENTPROPT2


                               GLOBAL ENERGY TRUST


                                   PROSPECTUS
                                    PART TWO


                     Note: This Prospectus May Be Used Only
                       When Accompanied by Part One. Both
                       Parts of this Prospectus should be
                         retained for future reference.

                              Dated as of the date
                                of the Prospectus
                              Part One accompanying
                                 this prospectus
                                    Part Two.


                                    Sponsor:

                              VAN KAMPEN FUNDS INC.

                               One Parkview Plaza
                        Oakbrook Terrace, Illinois 60181

                             2800 Post Oak Boulevard
                              Houston, Texas 77056




         CONTENTS OF POST-EFFECTIVE AMENDMENT TO REGISTRATION STATEMENT

    This Post-Effective Amendment to the Registration Statement comprises the following papers and documents:

                                The facing sheet
                                 The prospectus
                                 The signatures
                     The Consent of Independent Accountants

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, Van Kampen Merritt Equity Opportunity Trust, Series 5, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Chic ago and State of Illinois on the 24th day of April, 2000.

                           VAN KAMPEN MERRITT EQUITY OPPORTUNITY TRUST, SERIES 5
                                                                    (Registrant)

                                                        By VAN KAMPEN FUNDS INC.
                                                                     (Depositor)

                                                              By:  Gina Costello
                                                             Assistant Secretary
                                                                          (SEAL)

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below on April 24, 2000 by the following persons who constitute a majority of the Board of Directors of Van Kampen Funds Inc.:

SIGNATURE               TITLE

Richard F. Powers III   Chairman and Chief Executive          )
                        Officer                               )

John H. Zimmerman III   President and Chief Operating         )
                        Officer                               )

William R. Rybak        Executive Vice President and          )
                        Chief Financial Officer               )

A. Thomas Smith III     Executive Vice President,             )
                        General Counsel and Secretary         )

Michael H. Santo        Executive Vice President              )


          Gina M. Costello______________
               (Attorney in Fact)*

--------------------

* An executed copy of each of the related powers of attorney is filed herewith or was filed with the Securities and Exchange Commission in connection with the Registration Statement on Form S-6 of Van Kampen Focus Portfolios, Series 136 (File No. 333-70897) and the same are hereby incorporated herein by this reference.